UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-04424
Van Kampen Life Investment Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 3/31/10

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Life Investment Trust Comstock Portfolio
Portfolio of Investments – March 31, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 96.7%
Aerospace & Defense 0.8%
Honeywell International, Inc.	435,500	$19,715,085

Aluminum 0.8%
Alcoa, Inc.	1,362,431	19,401,018

Asset Management & Custody Banks 2.5%
Bank of New York Mellon Corp.	1,662,308	51,332,071
State Street Corp.	210,700	9,510,998

		60,843,069

Broadcasting & Cable TV 4.3%
Comcast Corp., Class A	5,603,987	105,467,035

Broadcasting — Diversified 2.5%
DIRECTV, Class A (a)	836,029	28,266,141
Time Warner Cable, Inc.	609,282	32,480,823

		60,746,964

Communications Equipment 1.1%
Cisco Systems, Inc. (a)	1,033,811	26,910,100

Computer Hardware 2.0%
Dell, Inc. (a)	1,467,237	22,023,227
Hewlett-Packard Co.	500,613	26,607,581

		48,630,808

Data Processing & Outsourced Services 0.3%
Western Union Co.	388,695	6,592,267

Department Stores 1.3%
J.C. Penney Co., Inc.	564,832	18,170,646
Macy’s, Inc.	579,365	12,612,776

		30,783,422

Diversified Banks 1.9%
U.S. Bancorp	673,281	17,424,512

Van Kampen Life Investment Trust Comstock Portfolio
Portfolio of Investments – March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Diversified Banks (continued)
Wells Fargo & Co.	908,581	$28,275,041

		45,699,553

Diversified Chemicals 0.7%
Du Pont (E.I.) de Nemours & Co.	435,071	16,202,044

Drug Retail 1.2%
CVS Caremark Corp.	819,515	29,961,468

Electrical Components & Equipment 0.7%
Emerson Electric Co.	326,975	16,459,922

Electronic Equipment Manufacturers 0.1%
Cognex Corp.	112,710	2,084,008

Electronic Manufacturing Services 0.1%
Flextronics International Ltd. (Singapore) (a)	262,825	2,060,548

General Merchandise Stores 0.4%
Target Corp.	164,678	8,662,063

Health Care Distributors 1.7%
Cardinal Health, Inc.	1,177,325	42,419,020

Health Care Equipment 0.4%
Boston Scientific Corp. (a)	1,222,037	8,823,107

Home Improvement Retail 2.0%
Home Depot, Inc.	822,371	26,603,702
Lowe’s Cos., Inc.	934,821	22,660,061

		49,263,763

Household Products 0.4%
Procter & Gamble Co.	168,900	10,686,303

Hypermarkets & Super Centers 2.3%
Wal-Mart Stores, Inc.	991,459	55,125,120

Van Kampen Life Investment Trust Comstock Portfolio
Portfolio of Investments – March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Industrial Conglomerates 1.4%
General Electric Co.	1,888,389	$34,368,680

Industrial Machinery 0.9%
Ingersoll-Rand PLC (Ireland)	641,100	22,355,157

Integrated Oil & Gas 5.7%
BP PLC — ADR (United Kingdom)	317,439	18,116,244
Chevron Corp.	574,900	43,594,667
ConocoPhillips	651,230	33,323,439
Royal Dutch Shell PLC — ADR (United Kingdom)	413,100	23,901,966
Total SA — ADR (France)	322,830	18,730,597

		137,666,913

Integrated Telecommunication Services 3.2%
AT&T, Inc.	1,205,503	31,150,198
Verizon Communications, Inc.	1,523,464	47,257,853

		78,408,051

Internet Software & Services 4.2%
eBay, Inc. (a)	2,611,926	70,391,406
Yahoo!, Inc. (a)	1,983,754	32,791,453

		103,182,859

Investment Banking & Brokerage 0.9%
Goldman Sachs Group, Inc.	124,429	21,231,320

IT Consulting & Other Services 0.5%
Accenture PLC, Class A (Ireland)	268,400	11,259,380

Life & Health Insurance 3.0%
Aflac, Inc.	231,873	12,588,385
MetLife, Inc.	887,600	38,468,584
Primerica, Inc. (a)(b)	13,200	198,000
Torchmark Corp.	403,437	21,587,914

		72,842,883

Van Kampen Life Investment Trust Comstock Portfolio
Portfolio of Investments – March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Managed Health Care 1.5%
UnitedHealth Group, Inc.	580,193	$18,954,905
WellPoint, Inc. (a)	284,951	18,345,146

		37,300,051

Movies & Entertainment 7.4%
News Corp., Class B	2,314,759	39,374,051
Time Warner, Inc.	1,172,815	36,673,925
Viacom, Inc., Class B (a)	2,982,638	102,543,094

		178,591,070

Multi-Utilities 0.3%
Sempra Energy	144,300	7,200,570

Oil & Gas Equipment & Services 1.6%
Halliburton Co.	1,305,169	39,324,742

Other Diversified Financial Services 6.5%
Bank of America Corp.	3,475,054	62,029,714
Citigroup, Inc. (a)	5,581,100	22,603,455
JPMorgan Chase & Co.	1,636,123	73,216,504

		157,849,673

Packaged Foods & Meats 3.8%
Kraft Foods, Inc., Class A	1,715,448	51,875,147
Unilever N.V. (Netherlands)	1,320,374	39,822,480

		91,697,627

Paper Products 2.5%
International Paper Co.	2,441,917	60,095,577

Pharmaceuticals 9.7%
Abbott Laboratories	318,320	16,769,098
Bristol-Myers Squibb Co.	2,147,240	57,331,308
Eli Lilly & Co.	722,491	26,168,624
GlaxoSmithKline PLC — ADR (United Kingdom)	296,177	11,408,738
Merck & Co., Inc.	1,226,866	45,823,445
Pfizer, Inc.	3,527,102	60,489,799

Van Kampen Life Investment Trust Comstock Portfolio
Portfolio of Investments – March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Pharmaceuticals (continued)
Roche Holdings AG — ADR (Switzerland)	425,198	$17,269,672

		235,260,684

Property & Casualty Insurance 8.4%
Berkshire Hathaway, Inc., Class B (a)	298,450	24,255,031
Chubb Corp.	2,359,115	122,320,113
Travelers Cos., Inc.	1,049,902	56,631,714

		203,206,858

Regional Banks 1.3%
PNC Financial Services Group, Inc.	517,089	30,870,213

Semiconductor Equipment 0.5%
KLA-Tencor Corp.	429,854	13,291,086

Semiconductors 1.5%
Intel Corp.	1,602,135	35,663,525

Soft Drinks 1.4%
Coca-Cola Co.	464,696	25,558,280
PepsiCo, Inc.	113,400	7,502,544

		33,060,824

Systems Software 0.3%
Microsoft Corp.	286,837	8,395,719

Tobacco 1.9%
Altria Group, Inc.	966,191	19,826,239
Philip Morris International, Inc.	498,984	26,027,006

		45,853,245

Wireless Telecommunication Services 0.8%
Vodafone Group PLC — ADR (United Kingdom)	818,800	19,069,852

Total Long-Term Investments 96.7% (Cost $2,430,264,335)		2,344,583,246

Van Kampen Life Investment Trust Comstock Portfolio
Portfolio of Investments – March 31, 2010 (Unaudited) continued

Description	Value

Repurchase Agreements 3.3%
Banc of America Securities ($13,841,071 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $13,841,075)	$13,841,071
JPMorgan Chase & Co. ($66,331,011 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $66,331,029)	66,331,011
State Street Bank & Trust Co. ($2,918 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 03/31/10, to be sold on 04/01/10 at $2,918)	2,918

Total Repurchase Agreements 3.3% (Cost $80,175,000)	80,175,000

Total Investments 100.0% (Cost $2,510,439,335)	2,424,758,246

Other Assets in Excess of Liabilities 0.0%	812,443

Net Assets 100.0%	$2,425,570,689

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	Security purchased on a when-issued or delayed delivery basis.

ADR — American Depositary Receipt
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtain by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Van Kampen Life Investment Trust Comstock Portfolio
Portfolio of Investments – March 31, 2010 (Unaudited) continued
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 – Prices are based on quoted prices in active markets for identical investments
Level 2 – Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
Level 3 – Prices are based on significant unobservable inputs including the Portfolio’s own assumptions in determining the fair value of investments Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s investments carried at value.

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Investments in an Asset Position:
Common Stocks
Aerospace & Defense	$19,715,085	$—	$—	$19,715,085
Aluminum	19,401,018	—	—	19,401,018
Asset Management & Custody Banks	60,843,069	—	—	60,843,069
Broadcasting & Cable TV	105,467,035	—	—	105,467,035
Broadcasting — Diversified	60,746,964	—	—	60,746,964
Communications Equipment	26,910,100	—	—	26,910,100

Van Kampen Life Investment Trust Comstock Portfolio
Portfolio of Investments – March 31, 2010 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Computer Hardware	$48,630,808	$—	$—	$48,630,808
Data Processing & Outsourced Services	6,592,267	—	—	6,592,267
Department Stores	30,783,422	—	—	30,783,422
Diversified Banks	45,699,553	—	—	45,699,553
Diversified Chemicals	16,202,044	—	—	16,202,044
Drug Retail	29,961,468	—	—	29,961,468
Electrical Components & Equipment	16,459,922	—	—	16,459,922
Electronic Equipment Manufacturers	2,084,008	—	—	2,084,008
Electronic Manufacturing Services	2,060,548	—	—	2,060,548
General Merchandise Stores	8,662,063	—	—	8,662,063
Health Care Distributors	42,419,020	—	—	42,419,020
Health Care Equipment	8,823,107	—	—	8,823,107
Home Improvement Retail	49,263,763	—	—	49,263,763
Household Products	10,686,303	—	—	10,686,303
Hypermarkets & Super Centers	55,125,120	—	—	55,125,120
Industrial Conglomerates	34,368,680	—	—	34,368,680
Industry Machinery	22,355,157	—	—	22,355,157
Integrated Oil & Gas	137,666,913	—	—	137,666,913
Integrated Telecommunication Services	78,408,051	—	—	78,408,051
Internet Software & Services	103,182,859	—	—	103,182,859
Investment Banking & Brokerage	21,231,320	—	—	21,231,320
IT Consulting & Other Services	11,259,380	—	—	11,259,380
Life & Health Insurance	72,842,883	—	—	72,842,883
Managed Health Care	37,300,051	—	—	37,300,051
Movies & Entertainment	178,591,070	—	—	178,591,070
Multi-Utilities	7,200,570	—	—	7,200,570

Van Kampen Life Investment Trust Comstock Portfolio
Portfolio of Investments – March 31, 2010 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Oil & Gas Equipment & Services	$39,324,742	$—	$—	$39,324,742
Other Diversified Financial Services	157,849,673	—	—	157,849,673
Packaged Foods & Meats	91,697,627	—	—	91,697,627
Paper Products	60,095,577	—	—	60,095,577
Pharmaceuticals	217,991,012	17,269,672	—	235,260,684
Property & Casualty Insurance	203,206,858	—	—	203,206,858
Regional Banks	30,870,213	—	—	30,870,213
Semiconductor Equipment	13,291,086	—	—	13,291,086
Semiconductors	35,663,525	—	—	35,663,525
Soft Drinks	33,060,824	—	—	33,060,824
Systems Software	8,395,719	—	—	8,395,719
Tobacco	45,853,245	—	—	45,853,245
Wireless Telecommunication Services	19,069,852	—	—	19,069,852
Repurchase Agreements	—	80,175,000	—	80,175,000

Total Investments in an Asset Position	$2,327,313,574	$97,444,672	$—	$2,424,758,246

Transfers between investment levels may occur as the markets fluctuate and/or as the availability of data used in an investment’s valuation changes. The Fund recognizes the transfer of investments into or out of a valuation level at month end. As of the three-month period ended March 31, 2010, the Fund did not have any investments transfer between valuation levels.

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ■ March 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities 49.8%
$3,325	Federal Home Loan Mortgage Corp., April (a)	4.500%	TBA	$3,333,313
9,075	Federal Home Loan Mortgage Corp., April (a)	5.500	TBA	9,584,053
1,600	Federal Home Loan Mortgage Corp., April (a)	6.000	TBA	1,717,000
7,825	Federal Home Loan Mortgage Corp., April (a)	6.500	TBA	8,507,246
6,375	Federal Home Loan Mortgage Corp., May (a)	6.000	TBA	6,819,261
5,396	Federal Home Loan Mortgage Corp. (a)	4.500	01/01/40	5,415,799
1,276	Federal Home Loan Mortgage Corp.	5.000	01/01/37	1,321,081
5,498	Federal Home Loan Mortgage Corp. (a)	5.000	01/01/40	5,684,766
9,938	Federal Home Loan Mortgage Corp.	5.500	05/01/38 to 11/01/39	10,507,574
6,300	Federal Home Loan Mortgage Corp.	6.000	06/01/29 to 07/01/38	6,769,205
19	Federal Home Loan Mortgage Corp.	6.500	06/01/29	20,898
288	Federal Home Loan Mortgage Corp.	7.500	05/01/35	328,948
152	Federal Home Loan Mortgage Corp.	8.000	08/01/32	175,914
181	Federal Home Loan Mortgage Corp.	8.500	08/01/31	213,625
650	Federal National Mortgage Association, June (a)	5.500	TBA	682,094
9,625	Federal National Mortgage Association, May (a)	6.000	TBA	10,270,183
8,597	Federal National Mortgage Association	4.500	11/01/24 to 06/01/39	8,793,018

1

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$3,182	Federal National Mortgage Association (a)	4.500%	08/01/39	$3,194,273
17,630	Federal National Mortgage Association	5.000	05/01/35 to 04/01/39	18,233,349
11,222	Federal National Mortgage Association (a)	5.000	08/01/39 to 03/01/40	11,592,522
28,846	Federal National Mortgage Association	5.500	04/01/35 to 08/01/38	30,481,949
11,149	Federal National Mortgage Association	6.000	01/01/14 to 10/01/38	11,893,002
247	Federal National Mortgage Association	6.500	11/01/10 to 04/01/38	270,946
39	Federal National Mortgage Association	7.000	06/01/11 to 06/01/32	43,712
532	Federal National Mortgage Association	7.500	08/01/37	603,052
397	Federal National Mortgage Association	8.000	04/01/33	460,710
375	Federal National Mortgage Association	8.500	10/01/32	437,326
1,625	Government National Mortgage Association, April (a)	4.500	TBA	1,644,550
47	Government National Mortgage Association	6.500	05/15/23 to 03/15/29	51,741
66	Government National Mortgage Association	7.000	04/15/23 to 11/15/27	73,826
15	Government National Mortgage Association	8.000	05/15/17 to 01/15/23	17,387

	Total Mortgage Backed Securities 49.8%			159,142,323

	United States Treasury Obligations 16.4%
4,000	United States Treasury Bonds	3.500	02/15/39	3,238,128
1,685	United States Treasury Bonds	4.250	05/15/39	1,561,786
6,900	United States Treasury Bonds	4.375	11/15/39	6,526,972

2

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Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	United States Treasury Obligations (continued)
$4,500	United States Treasury Bonds	4.625%	02/15/40	$4,436,721
3,800	United States Treasury Bonds	5.375	02/15/31	4,204,940
8,480	United States Treasury Bonds	6.000	02/15/26	10,003,754
260	United States Treasury Bonds	6.875	08/15/25	332,353
1,900	United States Treasury Notes	0.875	02/29/12	1,896,662
3,500	United States Treasury Notes	2.250	01/31/15	3,463,089
4,000	United States Treasury Notes	2.375	10/31/14	3,995,940
6,900	United States Treasury Notes	2.500	03/31/15	6,882,771
3,200	United States Treasury Notes	3.250	03/31/17	3,197,002
2,700	United States Treasury Notes	3.625	02/15/20	2,654,861

	Total United States Treasury Obligations 16.4%			52,394,979

	Agency Bonds 13.5%
	Banking — FDIC Guaranteed 2.6%
8,200	GMAC, Inc.	2.200	12/19/12	8,327,330

	Banking — Savings and Loans 0.7%
2,260	US Central Federal Credit Union	1.900	10/19/12	2,282,234

	Commercial Bank — FDIC Guaranteed 2.8%
9,000	Citibank NA	1.750	12/28/12	9,031,581

	Commercial Banks — Government Guaranteed 2.4%
1,600	Japan Finance Corp. (Japan)	2.125	11/05/12	1,617,262
550	National Australia Bank Ltd. (Australia) (b)	3.375	07/08/14	565,374
2,730	Swedbank AB (Sweden) (b)	2.900	01/14/13	2,798,135
1,245	Westpac Banking Corp. (Australia) (b)	1.900	12/14/12	1,261,394

3

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Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Commercial Banks — Government Guaranteed (continued)
$1,310	Westpac Securities NZ Ltd. (United Kingdom) (b)	2.500%	05/25/12	$1,337,603

				7,579,768

	Diversified Financial Services — FDIC Guaranteed 1.9%
5,800	General Electric Capital Corp.	2.625	12/28/12	5,959,987

	Diversified Financial Services — Government Guaranteed 2.3%
6,280	Nationwide Building Society (United Kingdom) (b)	2.500	08/17/12	6,381,366
980	Network Rail Infrastructure Finance PLC (United Kingdom)	3.500	06/17/13	1,027,475

				7,408,841

	Diversified Financial Securities — Other Services 0.4%
1,540	Private Export Funding Corp.	4.300	12/15/21	1,454,879

	Supranational Banks 0.4%
980	International Bank for Reconstruction & Development	7.625	01/19/23	1,295,188

	Total Agency Bonds 13.5%			43,339,808

	United States Government Agency Obligations 10.4%
9,130	Federal Home Loan Mortgage Corp.	4.875	06/13/18	9,786,529
4,650	Federal Home Loan Mortgage Corp.	5.500	08/23/17	5,202,815
2,200	Federal National Mortgage Association	1.750	02/22/13	2,203,285
5,000	Federal National Mortgage Association	5.000	05/11/17	5,441,715
480	Federal National Mortgage Association	5.375	06/12/17	532,314

4

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Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	United States Government Agency Obligations (continued)
$1,985	Financing Corp.	9.650%	11/02/18	$2,774,877
700	Financing Corp.	9.800	04/06/18	941,562
2,420	Tennessee Valley Authority, Ser D	4.875	12/15/16	2,598,194
2,960	Tennessee Valley Authority, Ser G	7.125	05/01/30	3,656,029

	Total United States Government Agency Obligations 10.4%			33,137,320

	Asset Backed Securities 3.5%
1,083	CIT Equipment Collateral (b)	2.200	06/15/11	1,086,650
2,800	Discover Card Master Trust (c)	1.530	12/15/14	2,829,486
2,350	Ford Credit Floorplan Master Owner Trust (c)	1.780	09/15/14	2,357,308
2,400	Huntington Auto Trust (b)	3.940	06/17/13	2,466,587
1,200	Nissan Master Owner Trust Receivables (b)(c)	1.380	01/15/15	1,204,245
1,172	Wheels SPV LLC (b)(c)	1.780	03/15/18	1,173,985

	Total Asset Backed Securities 3.5%			11,118,261

	Municipal Bonds 2.8%
	California 0.7%
2,360	Los Angeles, CA Uni Sch Dist Build America Bonds	5.750	07/01/34	2,180,239

	Georgia 0.4%
745	Municipal Elec Auth GA Build America Bonds	6.655	04/01/57	744,680
430	Municipal Elec Auth GA Build America Bonds Taxable Plt Vogtle Units 3&4 Proj, Ser J	6.637	04/01/57	428,766

				1,173,446

5

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri 0.8%
$2,510	Missouri St Hwys & Trans Commn St Build America Bonds	5.445%	05/01/33	$2,469,714

	New York 0.5%
945	New York Build America Bonds	5.968	03/01/36	941,239
785	New York City Muni Wtr Fin Auth Wtr & Swr Rev Build America Bonds	5.952	06/15/42	788,509

				1,729,748

	Texas 0.3%
1,075	Texas St Build America Bonds Taxable	5.517	04/01/39	1,072,990

	Washington 0.1%
345	Washington St Build America Bonds, Ser D	5.481	08/01/39	350,085

	Total Municipal Bonds 2.8%			8,976,222

	Adjustable Rate Mortgage Backed Securities 1.2%
599	Federal Home Loan Mortgage Corp.	5.528	01/01/38	632,181
1,160	Federal Home Loan Mortgage Corp.	5.949	10/01/36	1,230,771
1,404	Federal National Mortgage Association	5.738	12/01/36	1,473,699
643	Federal National Mortgage Association	5.777	03/01/38	672,466

	Total Adjustable Rate Mortgage Backed Securities 1.2%			4,009,117

	Collateralized Mortgage Obligations 0.9%
2,000	FDIC Structured Sale Guaranteed Notes (b)(c)	0.779	02/25/48	2,007,516
750	Federal National Mortgage Association	6.022	11/25/10	771,818

6

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Description	Value

Total Collateralized Mortgage Obligations 0.9%	$2,779,334

Total Long-Term Investments 98.5% (Cost $312,938,107)	$314,897,364

Short-Term Investments 20.3%
Repurchase Agreements 3.9%
Banc of America Securities ($2,134,296 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $2,134,296)	2,134,296
JPMorgan Chase & Co. ($10,228,254 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $10,228,257)	10,228,254
State Street Bank & Trust Co. ($450 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 03/31/10, to be sold on 04/01/10 at $450)	450

Total Repurchase Agreements 3.9%	12,363,000

United States Government Agency Obligations 16.4%
United States Treasury Bill ($3,594,000 par, yielding 0.152%, 05/06/10 maturity) (d)	3,593,476
United States Treasury Bill ($8,000,000 par, yielding 0.112%, 07/01/10 maturity)	7,997,776
United States Treasury Bill ($15,000,000 par, yielding 0.142%, 05/20/10 maturity)	14,997,131
United States Treasury Bill ($10,000,000 par, yielding 0.202%, 08/19/10 maturity)	9,992,242
United States Treasury Bill ($10,000,000 par, yielding 0.214%, 09/02/10 maturity)	9,990,974
United States Treasury Bill ($6,000,000 par, yielding 0.139%, 06/24/10 maturity)	5,998,082

Total United States Government Agency Obligations 16.4%	52,569,681

Total Short-Term Investments 20.3% (Cost $64,932,681)	64,932,681

7

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Description	Value

Total Investments 118.8% (Cost $377,870,788)	$379,830,045

Liabilities in Excess of Other Assets (18.8%)	(60,083,059)

Net Assets 100.0%	$319,746,986

Percentages are calculated as a percentage of net assets.

(a)	Security purchased on a when-issued, delayed delivery or forward commitment basis.

(b)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)	Floating Rate Coupon

(d)	All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.

TBA — To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

8

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued
Futures contracts outstanding as of March 31, 2010:

	Number	Unrealized
	of	Appreciation/
	Contracts	Depreciation
Long Contracts:
U.S. Treasury Bonds 30-Year Futures, June 2010 (Current Notional Value of $116,125 per contract)	40	$(18,934)
U.S. Treasury Notes 5-Year Futures, June 2010 (Current Notional Value of $114,844 per contract)	580	(433,203)

Total Long Contracts	620	(452,137)

Short Contracts:
U.S. Treasury Notes 2-Year Futures, June 2010 (Current Notional Value of $216,953 per contract)	481	145,997

Total Futures Contracts	1,101	$(306,140)

Swap contracts outstanding as of March 31, 2010:
Interest Rate Swaps

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
Barclays Bank PLC	USD-LIBOR BBA	Pay	*	11/15/19	$6,946	$(395,600)
Credit Suisse International	USD-LIBOR BBA	Pay	5.086%	12/23/19	19,320	(29,560)
Deutsche Bank AG New York	USD-LIBOR BBA	Pay	4.400	10/01/16	62,038	(320,736)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	*	08/15/20	2,282	(147,473)

						(893,369)

9

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
Bank of America, N.A.	USD-LIBOR BBA	Receive	2.625%	03/11/15	$33,920	$66,168
Barclays Bank PLC	USD-LIBOR BBA	Receive	*	11/15/19	5,862	(610,409)
Credit Suisse International	USD-LIBOR BBA	Receive	4.386	12/23/39	4,637	37,605
Deutsche Bank AG New York	USD-LIBOR BBA	Receive	*	11/05/21	4,009	(263,385)
Deutsche Bank AG New York	USD-LIBOR BBA	Receive	*	11/15/21	596	43,812
Deutsche Bank AG New York	USD-LIBOR BBA	Receive	2.898	01/11/15	14,440	(256,524)
Deutsche Bank AG New York	USD-LIBOR BBA	Receive	4.410	10/03/18	33,376	395,506
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	*	08/15/20	1,876	(234,945)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	*	11/15/20	4,156	(454,936)
UBS AG London	USD-LIBOR BBA	Receive	2.841	01/08/15	1,550	(23,985)

						(1,301,093)

Total Interest Rate Swaps						$(2,194,462)

*	Zero Coupon swap. The Portfolio and/or counterparty will make a net payment on the expiration date.

10

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued
Security Valuation Investments are valued by an independent pricing service using the mean of the last reported bid and asked prices. If such valuations are not readily available, then estimates are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Options are valued at the last sale price. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ACS 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.
    Level 1 — Prices are based on quoted prices in active markets for identical investments
    Level 2 — Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
    Level 3 — Prices are based on significant unobservable inputs including the Portfolio’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s investments carried at value.

11

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Inputs	Inputs	Total

Investments in an Asset Position:
Mortgage Backed Securities	$—	$159,142,323	$—	$159,142,323
Agency Bonds	—	43,339,808	—	43,339,808
Debt Securities issued by United States	—	85,532,299	—	85,532,299
Asset Backed Securities	—	11,118,261	—	11,118,261
Municipal Bonds	—	8,976,222	—	8,976,222
Collateralized Mortgage Obligations	—	2,779,334	—	2,779,334
Adjustable Rate Mortgage Backed Securities	—	4,009,117	—	4,009,117
Short-Term Investments	—	64,932,681	—	64,932,681
Futures	145,997	—	—	145,997
Interest Rate Swaps	—	543,091	—	543,091

Total Investments in an Asset position	145,997	380,373,136	—	380,519,133

Investments in a Liability Position:
Futures	(452,137)	—	—	(452,137)
Interest Rate Swaps	—	(2,737,553)	—	(2,737,553)

Total Investments in a Liability Position	$(452,137)	$(2,737,553)	$—	$(3,189,690)

Transfers between investment levels may occur as the markets fluctuate and/or as the availability of data used in an investment’s valuation changes. The Portfolio recognizes the transfer of investments into or out of a valuation level at month end. As of the three-month period ended March 31, 2010, the Portfolio did not have any investments transfer between valuation levels.

12

Van Kampen Life Investment Trust Growth and Income Portfolio
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Common Stocks 96.5%
Aerospace & Defense 0.5%
General Dynamics Corp.	124,500	$9,611,400

Air Freight & Logistics 0.8%
FedEx Corp.	154,300	14,411,620

Apparel Retail 0.8%
Gap, Inc.	595,500	13,762,005

Application Software 0.6%
Amdocs Ltd. (Guernsey) (a)	333,500	10,041,685

Asset Management & Custody Banks 0.7%
State Street Corp.	263,200	11,880,848

Automobile Manufacturers 0.6%
Ford Motor Co. (a)	784,200	9,857,394

Biotechnology 0.4%
Genzyme Corp. (a)	147,400	7,639,742

Broadcasting & Cable TV 1.5%
Comcast Corp., Class A	1,422,809	26,777,265

Broadcasting — Diversified 1.1%
Time Warner Cable, Inc.	376,013	20,045,253

Communications Equipment 1.5%
Cisco Systems, Inc. (a)	1,021,170	26,581,055

Computer Hardware 2.8%
Dell, Inc. (a)	985,580	14,793,556
Hewlett-Packard Co.	661,675	35,168,026

		49,961,582

Van Kampen Life Investment Trust Growth and Income Portfolio
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Consumer Electronics 1.3%
Sony Corp. — ADR (Japan)	590,820	$22,640,223

Data Processing & Outsourced Services 0.1%
Western Union Co.	153,328	$2,600,443

Diversified Banks 1.7%
U.S. Bancorp	369,200	9,554,896
Wells Fargo & Co.	674,301	20,984,247

		30,539,143

Diversified Chemicals 2.9%
Bayer AG — ADR (Germany)	345,860	23,403,966
Dow Chemical Co.	679,700	20,098,729
PPG Industries, Inc.	135,100	8,835,540

		52,338,235

Diversified Commercial & Professional Services 0.6%
Cintas Corp.	354,100	9,946,669

Diversified Metals & Mining 0.7%
Freeport-McMoRan Copper & Gold, Inc.	159,200	13,299,568

Drug Retail 1.0%
Walgreen Co.	457,300	16,961,257

Electric Utilities 4.0%
American Electric Power Co., Inc.	1,032,281	35,283,365
Edison International	222,000	7,585,740
Entergy Corp.	171,778	13,974,140
FirstEnergy Corp.	368,760	14,414,828

		71,258,073

Electronic Equipment Manufacturers 0.2%
Agilent Technologies, Inc. (a)	105,600	3,631,584

Food Distributors 1.0%
Sysco Corp.	629,600	18,573,200

Van Kampen Life Investment Trust Growth and Income Portfolio
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Gold 0.4%
Newmont Mining Corp.	147,910	$7,533,056

Health Care Distributors 0.7%
Cardinal Health, Inc.	323,300	11,648,499

Health Care Equipment 1.4%
Covidien PLC (Ireland)	501,222	25,201,442

Home Improvement Retail 1.8%
Home Depot, Inc.	1,007,420	32,590,037

Human Resource & Employment Services 1.2%
Manpower, Inc.	199,810	11,413,147
Robert Half International, Inc.	309,300	9,411,999

		20,825,146

Hypermarkets & Super Centers 2.0%
Wal-Mart Stores, Inc.	638,700	35,511,720

Industrial Conglomerates 5.7%
General Electric Co.	3,175,900	57,801,380
Siemens AG — ADR (Germany)	184,850	18,479,455
Tyco International Ltd. (Switzerland)	660,462	25,262,671

		101,543,506

Industrial Machinery 2.0%
Dover Corp.	479,500	22,416,625
Ingersoll-Rand PLC (Ireland)	355,187	12,385,371

		34,801,996

Insurance Brokers 3.1%
Marsh & McLennan Cos., Inc.	2,226,461	54,370,178

Integrated Oil & Gas 8.1%
BP PLC — ADR (United Kingdom)	310,020	17,692,841
ConocoPhillips	273,760	14,008,299
Exxon Mobil Corp.	337,410	22,599,722
Hess Corp.	264,100	16,519,455

Van Kampen Life Investment Trust Growth and Income Portfolio
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Occidental Petroleum Corp.	484,170	$40,931,732
Royal Dutch Shell PLC — ADR (United Kingdom)	551,580	31,914,419

		143,666,468
Integrated Telecommunication Services 0.9%
Verizon Communications, Inc.	542,019	$16,813,429

Internet Software & Services 3.1%
eBay, Inc. (a)	1,531,250	41,267,188
Yahoo!, Inc. (a)	799,600	13,217,388

		54,484,576

Investment Banking & Brokerage 1.4%
Charles Schwab Corp.	1,318,996	24,652,035

Life & Health Insurance 0.3%
Primerica, Inc. (a)(b)	11,100	166,500
Principal Financial Group, Inc.	179,600	5,246,116

		5,412,616

Managed Health Care 1.4%
UnitedHealth Group, Inc.	735,400	24,025,518

Motorcycle Manufacturers 0.6%
Harley-Davidson, Inc.	351,842	9,876,205

Movies & Entertainment 4.6%
Time Warner, Inc.	1,012,503	31,660,969
Viacom, Inc., Class B (a)	1,434,330	49,312,265

		80,973,234

Office Services & Supplies 0.6%
Avery Dennison Corp.	283,400	10,318,594

Oil & Gas Equipment & Services 1.7%
Schlumberger Ltd. (Netherlands Antilles)	339,590	21,550,382
Smith International, Inc.	199,300	8,534,026

		30,084,408

Van Kampen Life Investment Trust Growth and Income Portfolio
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Oil & Gas Exploration & Production 3.3%
Anadarko Petroleum Corp.	574,600	$41,848,118
Devon Energy Corp.	249,840	16,097,191

		57,945,309

Other Diversified Financial Services 8.4%
Bank of America Corp.	2,497,900	$44,587,515
Citigroup, Inc. (a)	3,727,000	15,094,350
JPMorgan Chase & Co.	2,002,602	89,616,440

		149,298,305

Packaged Foods & Meats 2.8%
Kraft Foods, Inc., Class A	1,228,400	37,146,816
Unilever NV (Netherlands)	410,100	12,368,616

		49,515,432

Personal Products 0.5%
Estee Lauder Cos., Inc., Class A	136,420	8,849,565

Pharmaceuticals 6.6%
Abbott Laboratories	254,290	13,395,997
Bristol-Myers Squibb Co.	1,189,440	31,758,048
Merck & Co., Inc.	729,748	27,256,088
Pfizer, Inc.	1,509,400	25,886,210
Roche Holdings AG — ADR (Switzerland)	471,140	19,135,634

		117,431,977

Property & Casualty Insurance 1.7%
Chubb Corp.	373,763	19,379,612
Travelers Cos., Inc.	188,577	10,171,843

		29,551,455

Regional Banks 3.7%
BB&T Corp.	519,500	16,826,605
Fifth Third Bancorp	934,900	12,705,291
First Horizon National Corp. (a)	12,690	178,294
PNC Financial Services Group, Inc.	594,270	35,477,919

		65,188,109

Van Kampen Life Investment Trust Growth and Income Portfolio
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Semiconductor Equipment 0.6%
Lam Research Corp. (a)	279,241	$10,421,274

Semiconductors 1.2%
Intel Corp.	936,761	20,852,300

Soft Drinks 0.7%
Coca-Cola Co.	242,760	$13,351,800

Systems Software 0.0%
Symantec Corp. (a)	30,246	511,762

Wireless Telecommunication Services 1.2%
Vodafone Group PLC — ADR (United Kingdom)	941,800	21,934,522

Total Long-Term Investments 96.5% (Cost $1,515,233,821)		1,711,542,717

Repurchase Agreements 3.6%
Banc of America Securities ($10,890,553 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $10,890,556)		10,890,553
JPMorgan Chase & Co. ($52,191,150 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $52,191,165)		52,191,150
State Street Bank & Trust Co. ($2,297 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 03/31/10, to be sold on 04/01/10 at $2,297)		2,297

Total Repurchase Agreements 3.6% (Cost $63,084,000)		63,084,000

Total Investments 100.1% (Cost $1,578,317,821)		1,774,626,717

Liabilities in Excess of Other Assets (0.1%)		(1,420,820)

Net Assets 100.0%		$1,773,205,897

Van Kampen Life Investment Trust Growth and Income Portfolio
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	Security purchased on a when-issued or delayed delivery basis.

ADR — American Depositary Receipt
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtain by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ACS 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 —	Prices are based on quoted prices in active markets for identical investments

• Level 2 —	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Van Kampen Life Investment Trust Growth and Income Portfolio
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

• Level 3 —	Prices are based on significant unobservable inputs including the Portfolio’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s investments carried at value.

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
Investment	Quoted Prices	Inputs	Inputs	Total

Investments in an Asset Position
Common Stocks
Aerospace & Defense	$9,611,400	$—	$—	$9,611,400
Air Freight & Logistics	14,411,620	—	—	14,411,620
Apparel Retail	13,762,005	—	—	13,762,005
Application Software	10,041,685	—	—	10,041,685
Asset Management & Custody Banks	11,880,848	—	—	11,880,848
Automobile Manufacturers	9,857,394	—	—	9,857,394
Biotechnology	7,639,742	—	—	7,639,742
Broadcasting & Cable TV	26,777,265	—	—	26,777,265
Broadcasting — Diversified	20,045,253	—	—	20,045,253
Communications Equipment	26,581,055	—	—	26,581,055
Computer Hardware	49,961,582	—	—	49,961,582
Consumer Electronics	22,640,223	—	—	22,640,223
Data Processing & Outsourced Services	2,600,443	—	—	2,600,443
Diversified Banks	30,539,143	—	—	30,539,143
Diversified Chemicals	28,934,269	23,403,966	—	52,338,235
Diversified Commercial & Professional Services	9,946,669	—	—	9,946,669
Diversified Metals & Mining	13,299,568	—	—	13,299,568
Drug Retail	16,961,257	—	—	16,961,257
Electric Utilities	71,258,073	—	—	71,258,073
Electronic Equipment Manufacturers	3,631,584	—	—	3,631,584
Food Distributors	18,573,200	—	—	18,573,200
Gold	7,533,056	—	—	7,533,056
Health Care Distributors	11,648,499	—	—	11,648,499
Health Care Equipment	25,201,442	—	—	25,201,442
Home Improvement Retail	32,590,037	—	—	32,590,037
Human Resource & Employment Services	20,825,146	—	—	20,825,146
Hypermarkets & Super Centers	35,511,720	—	—	35,511,720
Industrial Conglomerates	101,543,506	—	—	101,543,506
Industrial Machinery	34,801,996	—	—	34,801,996
Insurance Brokers	54,370,178	—	—	54,370,178
Integrated Oil & Gas	143,666,468	—	—	143,666,468
Integrated Telecommunication Services	16,813,429	—	—	16,813,429
Internet Software & Services	54,484,576	—	—	54,484,576
Investment Banking & Brokerage	24,652,035	—	—	24,652,035
Life & Health Insurance	5,412,616	—	—	5,412,616
Managed Health Care	24,025,518	—	—	24,025,518
Motorcycle Manufacturers	9,876,205	—	—	9,876,205
Movies & Entertainment	80,973,234	—	—	80,973,234
Office Services & Supplies	10,318,594	—	—	10,318,594
Oil & Gas Equipment & Services	30,084,408	—	—	30,084,408
Oil & Gas Exploration & Production	57,945,309	—	—	57,945,309
Other Diversified Financial Services	149,298,305	—	—	149,298,305
Packaged Foods & Meats	49,515,432	—	—	49,515,432
Personal Products	8,849,565	—	—	8,849,565
Pharmaceuticals	98,296,343	19,135,634	—	117,431,977
Property & Casualty Insurance	29,551,455	—	—	29,551,455
Regional Banks	65,188,109	—	—	65,188,109
Semiconductor Equipment	10,421,274	—	—	10,421,274
Semiconductors	20,852,300	—	—	20,852,300
Soft Drinks	13,351,800	—	—	13,351,800
Systems Software	511,762	—		511,762
Wireless Telecommunication Services	21,934,522	—	—	21,934,522
Repurchase Agreements	—	63,084,000	—	63,084,000

Total Investment in an Asset Position	$1,669,003,117	$105,623,600	$—	$1,774,626,717

Transfers between investment levels may occur as the markets fluctuate and/or as the availability of data used in an investment’s valuation changes. The Portfolio recognizes the transfer of investments into or out of a valuation level at month end. As of the three-month period ended March 31, 2010, the Portfolio did not have any investments transfer between valuation levels.

Van Kampen Life Investment Trust Mid Cap Growth Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 78.0%
Advertising 0.2%
Groupe Aeroplan, Inc. (Canada)	10,983	$115,167

Air Freight & Logistics 3.4%
C.H. Robinson Worldwide, Inc.	15,960	891,366
Expeditors International of Washington, Inc.	26,731	986,909

		1,878,275

Application Software 4.7%
Autodesk, Inc. (a)	27,509	809,315
Salesforce.com, Inc. (a)	24,225	1,803,551

		2,612,866

Asset Management & Custody Banks 1.4%
T. Rowe Price Group, Inc.	13,864	761,550

Broadcasting & Cable TV 1.1%
Discovery Communications, Inc., Class C (a)	20,110	591,435

Casinos & Gaming 4.5%
Las Vegas Sands Corp. (a)	40,433	855,158
Wynn Resorts Ltd.	21,652	1,641,871

		2,497,029

Communications Equipment 0.4%
Palm, Inc. (a)	58,029	218,189

Computer Hardware 1.9%
Teradata Corp. (a)	36,247	1,047,176

Construction Materials 1.9%
Martin Marietta Materials, Inc.	9,730	812,942
Texas Industries, Inc.	7,544	257,778

		1,070,720

Consumer Finance 1.8%
Redecard SA (Brazil)	55,183	1,020,902

Van Kampen Life Investment Trust Mid Cap Growth Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Department Stores 1.1%
Sears Holdings Corp. (a)	5,894	$639,086

Distributors 1.8%
Li & Fung Ltd. (Bermuda)	210,000	1,033,197

Diversified Commercial & Professional Services 1.2%
Corporate Executive Board Co.	3,070	81,632
IHS, Inc., Class A (a)	10,845	579,882

		661,514

Diversified Metals & Mining 1.2%
Intrepid Potash, Inc. (a)	22,299	676,329

Education Services 2.1%
New Oriental Education & Technology Group, Inc. - ADR (Cayman Islands) (a)	6,112	522,637
Strayer Education, Inc.	2,562	623,898

		1,146,535

Environmental & Facilities Services 0.8%
Covanta Holding Corp. (a)	26,880	447,821

Health Care Equipment 3.2%
Gen-Probe, Inc. (a)	18,945	947,250
Intuitive Surgical, Inc. (a)	2,470	859,881

		1,807,131

Homebuilding 2.5%
Gafisa SA — ADR (Brazil)	44,400	610,056
NVR, Inc. (a)	1,106	803,509

		1,413,565

Hotels, Resorts & Cruise Lines 2.7%
Ctrip.com International Ltd. — ADR (Cayman Islands) (a)	38,616	1,513,747

Human Resource & Employment Services 0.7%
Monster Worldwide, Inc. (a)	24,094	400,201

Van Kampen Life Investment Trust Mid Cap Growth Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Internet Retail 5.2%
Netflix, Inc. (a)	7,232	$533,288
Priceline.com, Inc. (a)	9,314	2,375,070

		2,908,358

Internet Software & Services 9.7%
Akamai Technologies, Inc. (a)	37,717	1,184,691
Alibaba.com Ltd. (Cayman Islands)	385,600	775,744
Baidu, Inc. — ADR (Cayman Islands) (a)	4,800	2,865,600
Equinix, Inc. (a)	6,207	604,190

		5,430,225

Investment Banking & Brokerage 1.2%
Greenhill & Co., Inc.	8,305	681,757

Life Sciences Tools & Services 3.9%
Illumina, Inc. (a)	39,878	1,551,254
Techne Corp.	9,438	601,106

		2,152,360

Multi-Sector Holdings 0.6%
Leucadia National Corp. (a)	13,875	344,239

Oil & Gas Exploration & Production 5.6%
Petrohawk Energy Corp. (a)	16,038	325,251
Range Resources Corp.	27,313	1,280,160
Ultra Petroleum Corp. (Canada) (a)	32,624	1,521,257

		3,126,668

Pharmaceuticals 1.2%
Allergan, Inc.	10,590	691,739

Publishing 0.4%
Morningstar, Inc. (a)	4,456	214,289

Research & Consulting Services 2.1%
Verisk Analytics, Inc., Class A (a)	41,471	1,169,482

Van Kampen Life Investment Trust Mid Cap Growth Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Restaurants 1.6%
Starbucks Corp.	36,293	$880,831

Specialized Finance 3.2%
IntercontinentalExchange, Inc. (a)	7,667	860,084
Moody’s Corp.	12,448	370,328
MSCI, Inc., Class A (a)	14,752	532,547

		1,762,959

Specialty Chemicals 2.9%
Nalco Holding Co.	39,190	953,493
Rockwood Holdings, Inc. (a)	25,210	671,090

		1,624,583

Systems Software 1.0%
Rovi Corp. (a)	14,347	532,704

Wireless Telecommunication Services 0.8%
Millicom International Cellular SA (Luxembourg)	4,736	422,214

Total Common Stocks 78.0%		43,494,843

Investment Companies 3.9%
iShares Russell MidCap Growth Index Fund	33,130	1,607,468
iShares S&P MidCap 400 Growth Index Fund	6,322	536,358

Total Investment Companies 3.9%		2,143,826

Convertible Preferred Stocks 0.3%
Pharmaceuticals 0.3%
Ironwood Pharmaceuticals (Acquired 9/11/08, Cost $167,988) (a) (b) (c) (d)	13,999	174,847

Total Long-Term Investments 82.2% (Cost $41,476,482)		45,813,516

Repurchase Agreements 17.9%
Banc of America Securities ($1,723,250 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $1,723,250)		1,723,250

Van Kampen Life Investment Trust Mid Cap Growth Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
JPMorgan Chase & Co. ($8,258,387 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $8,258,389)	$8,258,387
State Street Bank & Trust Co. ($363 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 03/31/10, to be sold on 04/01/10 at $363)	363

Total Repurchase Agreements 17.9% (Cost $9,982,000)	9,982,000

Total Investments 100.1% (Cost $51,458,482)	55,795,516

Foreign Currency 0.0% (Cost $1,144)	1,149

Liabilities in Excess of Other Assets (0.1%)	(51,043)

Net Assets 100.0%	$55,745,622

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(c)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.3% of net assets.

(d)	Security has been deemed illiquid.
ADR — American Depositary Receipt
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtain by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New

Van Kampen Life Investment Trust Mid Cap Growth Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued
York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ACS 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.
          Level 1 — Prices are based on quoted prices in active markets for identical investments
          Level 2 — Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
          Level 3 — Prices are based on significant unobservable inputs including the Portfolio’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s investments carried at value:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Investments in an Asset Position
Common & Convertible Preferred Stocks
Advertising	$115,167	$—	$—	$115,167
Air Freight & Logistics	1,878,275	—	—	1,878,275
Application Software	2,612,866	—	—	2,612,866
Asset Management & Custody Banks	761,550	—	—	761,550
Broadcasting & Cable TV	591,435	—	—	591,435
Casinos & Gaming	2,497,029	—	—	2,497,029
Communications Equipment	218,189	—	—	218,189
Computer Hardware	1,047,176	—	—	1,047,176
Construction Materials	1,070,720	—	—	1,070,720
Consumer Finance	1,020,902	—	—	1,020,902
Department Stores	639,086	—	—	639,086
Distributors	1,033,197	—	—	1,033,197
Diversified Commercial & Professional Services	661,514	—	—	661,514
Diversified Metals & Mining	676,329	—	—	676,329
Education Services	1,146,535	—	—	1,146,535
Environmental & Facilities Services	447,821	—	—	447,821
Health Care Equipment	1,807,131	—	—	1,807,131
Homebuilding	1,413,565	—	—	1,413,565
Hotels, Resorts & Cruise Lines	1,513,747	—	—	1,513,747
Human Resource & Employment Services	400,201	—	—	400,201
Internet Retail	2,908,358	—	—	2,908,358
Internet Software & Services	5,430,225	—	—	5,430,225
Investment Banking & Brokerage	681,757	—	—	681,757
Life Sciences Tools & Services	2,152,360	—	—	2,152,360
Multi-Sector Holdings	344,239	—	—	344,239
Oil & Gas Exploration & Production	3,126,668	—	—	3,126,668
Pharmaceuticals	691,739	—	174,847	866,586
Publishing	214,289	—	—	214,289
Research & Consulting Service	1,169,482	—	—	1,169,482
Restaurants	880,831	—	—	880,831
Specialized Finance	1,762,959	—	—	1,762,959
Specialty Chemicals	1,624,583	—	—	1,624,583
Systems Software	532,704	—	—	532,704
Wireless Telecommunication Services	422,214	—	—	422,214
Investment Companies	2,143,826	—	—	2,143,826
Repurchase Agreements	—	9,982,000	—	9,982,000

Total Assets	$42,808,826	$12,811,843	$174,847	$55,795,516

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Convertible
Preferred Stocks
Pharmaceuticals
Balance as of December 31, 2009	$307,978
Accrued discounts/premiums	-0-
Realized gain/loss	-0-
Change in unrealized appreciation/depreciation	(133,131)
Net purchases/sales	-0-
Net transfers in and/or out of Level 3	-0-

Balance as of March 31, 2010	$174,847

Net change in Unrealized Appreciation/Depreciation from Investments still held as of March 31, 2010	$(133,131)
Transfers between investment levels may occur as the markets fluctuate and/or as the availability of data used in an investment’s valuation changes. The Portfolio recognizes the transfer of investments into or out of a valuation level at month end. Securities with a value of $1,820,926 transferred out of Level 2 investments and into Level 1 investments during the three month period ended March 31, 2010. These investments were classified as Level 2 investments as result of developments in foreign markets that were expected to materially affect the value of the investments.

Van Kampen Life Investment Trust Capital Growth Portfolio
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Common Stocks 96.2%
Air Freight & Logistics 3.3%
C.H. Robinson Worldwide, Inc.	45,369	$2,533,859
Expeditors International of Washington, Inc.	101,737	3,756,130

		6,289,989

Application Software 4.1%
Adobe Systems, Inc. (a)	76,597	2,709,236
Salesforce.com, Inc. (a)	67,800	5,047,710

		7,756,946

Casinos & Gaming 5.0%
Las Vegas Sands Corp. (a)	150,286	3,178,549
Wynn Resorts Ltd.	83,659	6,343,862

		9,522,411

Communications Equipment 4.6%
Cisco Systems, Inc. (a)	180,195	4,690,476
Research In Motion Ltd. (Canada) (a)	54,011	3,994,113

		8,684,589

Computer Hardware 8.6%
Apple, Inc. (a)	68,766	16,155,196

Construction Materials 2.1%
Cemex SAB de CV — ADR (Mexico) (a)	159,886	1,632,436
Martin Marietta Materials, Inc.	27,946	2,334,888

		3,967,324

Consumer Finance 4.8%
American Express Co.	101,698	4,196,060
Redecard SA (Brazil)	262,314	4,852,886

		9,048,946

Data Processing & Outsourced Services 4.5%
MasterCard, Inc., Class A	24,159	6,136,386
Visa, Inc., Class A	26,592	2,420,670

		8,557,056

Department Stores 1.4%
Sears Holdings Corp. (a)	23,754	2,575,646

Van Kampen Life Investment Trust Capital Growth Portfolio
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Distributors 1.8%
Li & Fung Ltd. (Bermuda)	698,000	$3,434,150

Diversified Commercial & Professional Services 0.2%
Corporate Executive Board Co.	13,477	358,353

Electrical Components & Equipment 0.5%
First Solar, Inc. (a)	8,227	1,009,042

Fertilizers & Agricultural Chemicals 3.9%
Monsanto Co.	102,844	7,345,119

Health Care Equipment 2.4%
Gen-Probe, Inc. (a)	23,651	1,182,550
Intuitive Surgical, Inc. (a)	9,594	3,339,959

		4,522,509

Human Resource & Employment Services 0.6%
Monster Worldwide, Inc. (a)	64,003	1,063,090

Internet Retail 7.3%
Amazon.com, Inc. (a)	101,217	13,738,183

Internet Software & Services 14.4%
Baidu, Inc. — ADR (Cayman Islands) (a)	10,956	6,540,732
eBay, Inc. (a)	126,719	3,415,077
Google, Inc., Class A (a)	23,492	13,320,199
Tencent Holdings Ltd. (Cayman Islands)	195,500	3,922,967

		27,198,975

Life Sciences Tools & Services 2.3%
Illumina, Inc. (a)	113,666	4,421,607

Marine Ports & Services 1.4%
China Merchants Holdings International Co., Ltd. (Honk Kong)	696,897	2,567,055

Multi-Line Insurance 1.6%
Loews Corp.	79,504	2,963,909

Van Kampen Life Investment Trust Capital Growth Portfolio
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Multi-Sector Holdings 0.8%
Leucadia National Corp. (a)	60,908	$1,511,128

Oil & Gas Exploration & Production 5.0%
Range Resources Corp.	51,144	2,397,119
Ultra Petroleum Corp. (Canada) (a)	152,754	7,122,919

		9,520,038

Other Diversified Financial Services 2.1%
BM&F BOVESPA SA (Brazil)	596,602	4,039,187

Pharmaceuticals 1.4%
Allergan, Inc.	40,405	2,639,255

Property & Casualty Insurance 2.4%
Berkshire Hathaway, Inc., Class B (a)	56,700	4,608,009

Publishing 0.9%
McGraw-Hill Cos., Inc.	49,771	1,774,336

Real Estate Management & Development 1.4%
Brookfield Asset Management, Inc., Class A (Canada)	100,399	2,552,143

Restaurants 2.9%
Starbucks Corp.	223,667	5,428,398

Specialized Finance 1.8%
CME Group, Inc.	10,565	3,339,702

Systems Software 1.0%
VMware, Inc., Class A (a)	37,145	1,979,829

Wireless Telecommunication Services 1.7%
America Movil SAB de CV, Ser L — ADR (Mexico)	62,285	3,135,427

Total Long-Term Investments 96.2% (Cost $170,908,201)		181,707,547

Van Kampen Life Investment Trust Capital Growth Portfolio
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Description	Value

Repurchase Agreements 3.6%
Banc of America Securities ($1,171,679 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $1,171,679)	$1,171,679
JPMorgan Chase & Co. ($5,615,074 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $5,615,076)	5,615,074
State Street Bank & Trust Co. ($247 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 03/31/10, to be sold on 04/01/10 at $247)	247

Total Repurchase Agreements 3.6% (Cost $6,787,000)	6,787,000

Total Investments 99.8% (Cost $177,695,201)	188,494,547

Other Assets in Excess of Liabilities 0.2%	383,160

Net Assets 100.0%	$188,877,707

Percentages are calculated as a percentage of net assets.
(a) Non-income producing security.
ADR — American Depositary Receipt
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtain by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Van Kampen Life Investment Trust Capital Growth Portfolio
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ACS 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 —	Prices are based on quoted prices in active markets for identical investments.

•	Level 2 —	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

•	Level 3 —	Prices are based on significant unobservable inputs including the Portfolio’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s investments carried at value.

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investment	Prices	Inputs	Inputs	Total

Investments in an Asset Position
Common Stocks
Air Freight & Logistics	$6,289,989	$—	$—	$6,289,989
Application Software	7,756,946	—	—	7,756,946
Casinos & Gaming	9,522,411	—	—	9,522,411
Communications Equipment	8,684,589	—	—	8,684,589
Computer Hardware	16,155,196	—	—	16,155,196
Construction Materials	3,967,324	—	—	3,967,324

Van Kampen Life Investment Trust Capital Growth Portfolio
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investment	Prices	Inputs	Inputs	Total

Consumer Finance	$9,048,946	$—	$—	$9,048,946
Data Processing & Outsourced Services	8,557,056	—	—	8,557,056
Department Stores	2,575,646	—	—	2,575,646
Distributors	3,434,150	—	—	3,434,150
Diversified Commercial & Professional Services	358,353	—	—	358,353
Electrical Components & Equipment	1,009,042	—	—	1,009,042
Fertilizers & Agricultural Chemicals	7,345,119	—	—	7,345,119
Health Care Equipment	4,522,509	—	—	4,522,509
Human Resource & Employment Services	1,063,090	—	—	1,063,090
Internet Retail	13,738,183	—	—	13,738,183
Internet Software & Services	27,198,975	—	—	27,198,975
Life Sciences Tools & Services	4,421,607	—	—	4,421,607
Marine Ports & Services	2,567,055	—	—	2,567,055
Multi-Line Insurance	2,963,909	—	—	2,963,909
Multi-Sector Holdings	1,511,128	—	—	1,511,128
Oil & Gas Exploration & Production	9,520,038	—	—	9,520,038
Other Diversified Financial Services	4,039,187	—	—	4,039,187
Pharmaceuticals	2,639,255	—	—	2,639,255
Property & Casualty Insurance	4,608,009	—	—	4,608,009
Publishing	1,774,336	—	—	1,774,336
Real Estate Management & Development	2,552,143	—	—	2,552,143
Restaurants	5,428,398	—	—	5,428,398
Specialized Finance	3,339,702	—	—	3,339,702
Systems Software	1,979,829	—	—	1,979,829
Wireless Telecommunication Services	3,135,427	—	—	3,135,427
Repurchase Agreements	—	6,787,000	—	6,787,000

Total Investments in an Asset Position	$181,707,547	$6,787,000	$—	$188,494,547

Transfers between investment levels may occur as the markets fluctuate and/or as the availability of data used in an investment’s valuation changes. The Portfolio recognizes the transfer of investments into or out of a valuation level at month end. Securities with a value of $9,117,085 transferred out of Level 2 investments and into Level 1 investments during the three month period ended March 31, 2010. These investments were classified as Level 2 investments as result of developments in foreign markets that were expected to materially affect the value of the investments.

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 47.0%
Austria 0.0%
Erste Group Bank AG	203	$8,527
Oesterreichishe Elektrizitaetswirtschafts AG, Class A	74	2,937
OMV AG	149	5,591
Telekom Austria AG	315	4,403
Voestalpine AG	117	4,733

		26,191

Belgium 0.1%
Anheuser-Busch InBev NV	1,907	96,060
Belgacom SA	172	6,719
Colruyt SA	28	6,892
Delhaize Group	66	5,304
Groupe Bruxelles Lambert SA	82	7,246
KBC Groep NV (a)	155	7,506
Solvay SA	49	5,037
Umicore	133	4,645

		139,409

Bermuda 0.1%
Axis Capital Holdings Ltd.	100	3,126
Bunge Ltd.	100	6,163
Invesco Ltd.	257	5,631
Marvell Technology Group Ltd. (a)	700	14,266
Seadrill Ltd.	1,600	37,286

		66,472

Canada 0.0%
Thomson Reuters Corp.	247	8,988
Tim Hortons, Inc.	200	6,518

		15,506

Denmark 0.3%
A P Moller — Maersk A/S, Class A	1	7,283
A P Moller — Maersk A/S, Class B	6	45,720
Danske Bank A/S (a)	2,320	57,076

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Denmark (continued)
DSV A/S	400	$7,148
FLSmidth & Co. A/S	52	3,608
Novo Nordisk A/S, Class B	1,186	92,030
Novozymes A/S, Class B	43	4,759
Vestas Wind Systems A/S (a)	1,098	59,663

		277,287

Finland 0.2%
Fortum Oyj	233	5,699
Kone Oyj, Class B	602	24,881
Nokia Oyj	6,721	104,666
Sampo Oyj, Class A	1,719	45,600
Stora Enso Oyj, Class R	1,024	7,800
UPM-Kymmene Oyj	455	6,038
Wartsila Oyj	86	4,356

		199,040

France 2.3%
Accor SA	223	12,337
Air Liquide SA	977	117,285
Alcatel-Lucent SA (a)	9,451	29,883
Alstom SA	1,100	68,595
Atos Origin (a)	97	4,871
AXA SA	2,913	64,800
BNP Paribas	3,396	260,806
Bouygues SA	94	4,725
Bureau Veritas SA	63	3,344
Cap Gemini SA	287	14,137
Carrefour SA	1,357	65,405
Christian Dior SA	152	16,214
CNP Assurances	84	7,933
Compagnie de Saint-Gobain	237	11,396
Compagnie Generale des Etablissements Michelin, Class B	481	35,446

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

France (continued)
Credit Agricole SA	2,206	$38,615
Dassault Systemes SA	84	4,969
Eiffage SA	33	1,707
Electricite de France	1,205	65,752
Essilor International SA	506	32,306
Eutelsat Communications	83	2,951
France Telecom SA	3,418	81,782
GDF Suez	2,697	104,181
Groupe DANONE	1,327	79,937
Hermes International	98	13,614
Lafarge SA	240	16,888
Lagardere SCA	100	4,047
L’Oreal SA	852	89,598
LVMH Moet Hennessy Louis Vuitton SA	505	59,027
Neopost SA	21	1,678
Pernod-Ricard SA	484	41,099
Peugeot SA (a)	164	4,829
PPR	117	15,577
Publicis Groupe	221	9,456
Renault SA (a)	854	40,025
Safran SA	158	4,119
Sanofi-Aventis SA	1,236	92,134
Schneider Electric SA	505	59,232
SCOR SE	250	6,314
Societe Generale	2,222	139,748
Sodexo	419	25,042
Suez Environnement SA	1,833	42,187
Technip SA	255	20,734
Thales SA	88	3,532
Total SA	4,739	275,103
Unibail-Rodmaco SE (REIT)	450	91,169
Vallourec SA	45	9,074

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

France (continued)
Veolia Environnement	150	$5,203
Vinci SA	919	54,162
Vivendi	3,013	80,637

		2,333,605

Germany 1.7%
Adidas AG	428	$22,892
Allianz SE	907	113,720
BASF SE	1,153	71,511
Bayer AG	2,580	174,513
Bayerische Motoren Werke AG	1,157	53,413
Beiersdorf AG	346	20,695
Commerzbank AG (a)	3,915	33,530
Daimler AG	3,262	153,565
Deutsche Bank AG	732	56,384
Deutsche Boerse AG	628	46,550
Deutsche Lufthansa AG	324	5,374
Deutsche Post AG	738	12,804
Deutsche Telekom AG	5,171	70,087
E.ON AG	4,719	174,226
Fresenius Medical Care AG & Co. KGaA	622	35,095
GEA Group AG	162	3,755
HeidelbergCement AG	358	19,970
Henkel AG & Co. KGaA	358	16,588
Infineon Technologies AG (a)	3,051	21,177
K&S AG	636	38,595
Linde AG	611	72,902
MAN AG	87	7,283
Merck KGaA	211	17,099
Metro AG	111	6,585
Muenchener Rueckversicherungs-Gesellschaft AG	411	66,697
Q-Cells SE (a)	65	646
RWE AG	1,120	99,235

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Germany (continued)
Salzgitter AG	87	$8,076
SAP AG	1,634	79,142
Siemens AG	1,901	190,387
Solarworld AG	95	1,433
ThyssenKrupp AG	337	11,586
TUI AG (a)	600	6,746
Volkswagen AG (rights, expiring 04/09/10) (a)	242	150
Volkswagen AG	162	15,645

		1,728,056

Greece 0.1%
Alpha Bank AE (a)	2,530	23,954
Hellenic Telecommunications Organization SA	240	2,979
National Bank of Greece SA (a)	2,932	59,006
OPAP SA	270	6,127
Piraeus Bank SA (a)	561	4,902

		96,968

Ireland 0.1%
Accenture PLC, Class A	800	33,560
Cooper Industries PLC	100	4,794
Covidien PLC	700	35,196
CRH PLC	2,325	58,032
Elan Corp. (a)	343	2,585
Ingersoll-Rand PLC	400	13,948
Willis Group Holdings PLC	100	3,129

		151,244

Italy 0.6%
Assicurazioni Generali SpA	7,056	169,351
Atlantia SpA	222	5,181
Banca Monte dei Paschi di Siena SpA	1,873	2,773
Banco Popolare SC (a)	833	5,794
Enel SpA	10,726	59,977
ENI SpA	5,497	128,964

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Italy (continued)
Fiat SpA	2,122	$27,629
Finmeccanica SpA	400	5,338
Intesa Sanpaolo	5,943	22,134
Luxottica Group SpA	317	8,478
Mediaset SpA	983	8,444
Mediobanca SpA (a)	450	4,835
Mediobanca SpA (warrants, expiring 03/18/11) (a)	429	54
Saipem SpA	1,941	75,109
Snam Rete Gas SpA	699	3,543
Telecom Italia SpA	5,972	8,598
Telecom Italia SpA RSP	4,900	5,526
Terna Rete Elettrica Nationale SpA	1,189	5,143
UniCredit SpA	15,972	47,190
Unione di Banche Italiane ScpA	623	8,406
Unione di Banche Italiane ScpA (warrants, expiring 06/30/11) (a)	623	31

		602,498

Japan 6.8%
Advantest Corp.	500	12,504
Aeon Co., Ltd.	2,700	30,642
Aioi Insurance Co., Ltd.	3,000	15,467
Aisin Seiki Co., Ltd.	600	17,970
Ajinomoto Co., Inc.	2,000	19,810
Amada Co., Ltd.	2,000	16,772
Asahi Breweries Ltd.	1,300	24,376
Asahi Glass Co., Ltd.	5,000	56,316
Asahi Kasei Corp.	5,000	26,901
Astellas Pharma, Inc.	1,600	57,931
Bank of Kyoto Ltd.	2,000	18,419
Bank of Yokohama Ltd.	5,000	24,495
Benesse Corp.	300	12,996
Bridgestone Corp.	1,900	32,436

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Canon, Inc.	3,300	$152,840
Central Japan Railway Co.	6	45,695
Chiba Bank Ltd.	5,000	29,896
Chubu Electric Power Co., Inc.	2,200	54,994
Chugai Pharmaceutical Co., Ltd.	800	15,043
Chugoku Bank Ltd.	2,000	26,998
Chugoku Electric Power Co., Inc.	600	11,924
Chuo Mitsui Trust Holdings, Inc.	6,000	22,526
Dai Nippon Printing Co., Ltd.	2,000	27,019
Daiichi Sankyo Co., Ltd.	1,900	35,586
Daikin Industries Ltd.	800	32,731
DAITO Trust Construction Co., Ltd.	300	14,472
Daiwa House Industry Co., Ltd.	2,000	22,569
Daiwa Securities Group, Inc.	6,000	31,576
Denso Corp.	1,600	47,663
Dentsu, Inc.	600	15,769
East Japan Railway Co.	1,300	90,384
Eisai Co., Ltd.	1,100	39,239
Electric Power Development Co., Ltd.	500	16,472
Fanuc Ltd.	600	63,665
Fast Retailing Co., Ltd.	200	34,763
Fuji Heavy Industries Ltd. (a)	3,000	15,531
FUJIFILM Holdings Corp.	1,900	65,440
Fujitsu Ltd.	6,000	39,277
Fukuoka Financial Group, Inc.	3,000	12,739
Furukawa Electric Co., Ltd.	3,000	15,595
GS Yuasa Corp.	2,000	13,499
Gunma Bank Ltd.	3,000	16,590
Hachijuni Bank Ltd.	2,000	11,381
Hankyu Hanshin Holdings, Inc.	6,000	27,789
Hirose Electric Co., Ltd.	200	23,061
Hitachi Ltd. (a)	11,000	41,063

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Hokkaido Electric Power Co., Inc.	500	$9,595
Hokuhoku Financial Group, Inc.	11,000	24,120
Hokuriku Electric Power Co.	800	17,593
Honda Motor Co., Ltd.	4,800	169,430
Hoya Corp.	1,400	38,470
Ibiden Co., Ltd.	300	10,333
IHI Corp.	5,000	9,145
Inpex Corp.	3	22,013
Isetan Mitsukoshi Holdings Ltd.	1,100	11,825
Itochu Corp.	6,000	52,562
Iyo Bank Ltd.	2,000	19,018
Japan Real Estate Investment Corp. (REIT)	2	17,050
Japan Steel Works Ltd.	2,000	22,912
Japan Tobacco, Inc.	21	78,169
JFE Holdings, Inc.	1,400	56,380
Joyo Bank Ltd.	3,000	13,381
JS Group Corp.	1,100	22,391
JSR Corp.	600	12,534
Kajima Corp.	10,000	24,495
Kansai Electric Power Co., Inc.	2,500	57,279
Kao Corp.	1,600	40,560
Kawasaki Heavy Industries Ltd.	6,000	16,558
Kawasaki Kisen Kaisha Ltd. (a)	3,000	11,969
KDDI Corp.	10	51,770
Keihin Electric Express Railway Co., Ltd.	2,000	16,430
Keio Corp.	2,000	13,499
Keyence Corp.	200	47,791
Kintetsu Corp.	6,000	18,676
Kirin Brewery Co., Ltd.	3,000	44,251
Kobe Steel Ltd.	11,000	23,650
Komatsu Ltd.	3,200	67,087

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Konica Minolita Holdings, Inc.	2,500	$29,174
Kubota Corp.	3,000	27,340
Kuraray Co., Ltd.	1,500	20,184
Kurita Water Industries Ltd.	300	8,488
Kyocera Corp.	500	48,722
Kyowa Hakko Kirin Co., Ltd.	2,000	20,644
Kyushu Electric Power Co., Inc.	1,100	23,944
Lawson, Inc.	300	12,803
Makita Corp.	500	16,472
Marubeni Corp.	6,000	37,287
Mazda Motor Corp.	5,000	14,066
MEIJI Holdings Co., Ltd.	500	19,414
Mitsubishi Chemical Holdings Corp.	5,500	28,121
Mitsubishi Corp.	4,600	120,548
Mitsubishi Electric Corp.	6,000	55,129
Mitsubishi Estate Co., Ltd.	5,000	81,827
Mitsubishi Heavy Industries Ltd.	11,000	45,534
Mitsubishi Materials Corp. (a)	5,000	14,387
Mitsubishi Motors Corp. (a)	16,000	21,735
Mitsubishi Tanabe Pharma Corp.	2,000	28,238
Mitsui & Co., Ltd.	6,800	114,267
Mitsui Fudosan Co., Ltd.	3,000	50,925
Mitsui O.S.K Lines Ltd.	5,000	35,886
Mitsui Sumitomo Insurance Group Holdings, Inc.	2,000	55,514
Mizuho Financial Group, Inc.	44,400	87,860
Murata Manufacturing Co., Inc.	600	34,078
Nidec Corp.	300	32,153
Nikon Corp.	1,600	34,930
Nintendo Co., Ltd.	300	100,439
Nippon Building Fund, Inc. (REIT)	2	17,221
Nippon Electric Glass Co., Ltd.	2,000	28,174

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Nippon Express Co., Ltd.	3,000	$12,900
Nippon Mining Holdings, Inc.	3,000	14,023
Nippon Oil Corp.	5,000	25,190
Nippon Paper Group, Inc.	300	7,717
Nippon Steel Corp.	17,000	66,734
Nippon Yusen Kabushiki Kaisha	3,000	11,841
Nipponkoa Insurance Co., Ltd.	3,000	18,836
Nissan Motor Co., Ltd. (a)	7,600	65,115
Nisshin Seifun Group, Inc.	1,000	12,910
Nitori Co., Ltd.	150	11,392
Nitto Denko Corp.	500	19,414
Nomura Holdings, Inc.	9,500	70,013
NTT Data Corp.	5	16,660
NTT Docomo, Inc.	51	77,681
Obayashi Corp.	3,000	13,317
Odakyu Electric Railway Co., Ltd.	3,000	24,965
OJI Paper Co., Ltd.	3,000	13,156
Olympus Optical Co., Ltd.	1,000	32,089
Omron Corp.	600	13,927
Oriental Land Co., Ltd.	200	13,948
ORIX Corp.	330	29,262
Osaka Gas Co., Ltd.	6,000	21,500
Panasonic Corp.	5,900	90,245
Panasonic Electric Works Co., Ltd.	2,000	25,243
Rakuten, Inc.	27	19,523
Resona Holdings, Inc.	2,200	27,815
Ricoh Co., Ltd.	3,000	46,850
Rohm Co., Ltd.	300	22,398
Sankyo Co., Ltd.	200	9,894
Sanyo Electric Co., Ltd. (a)	6,000	9,627
SBI Holdings, Inc.	73	14,406

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Secom Co., Ltd.	600	$26,249
Sega Sammy Holdings, Inc.	800	9,687
Sekisui Chemical Co., Ltd.	3,000	20,344
Sekisui House Ltd.	3,000	29,971
Seven & I Holdings Co., Ltd.	2,700	65,240
Sharp Corp.	3,000	37,512
Shikoku Electric Power Co.	500	14,167
Shimizu Corp.	5,000	20,858
Shin-Etsu Chemical Co., Ltd.	1,300	75,505
Shionogi & Co., Ltd.	1,600	30,429
Shiseido Co., Ltd.	1,600	34,742
Shizuoka Bank Ltd.	3,000	26,153
SMC Corp.	200	27,147
Softbank Corp.	2,200	54,194
Sojitz Corp.	10,300	19,941
Sompo Japan Insurance, Inc.	5,000	35,084
Sony Corp.	3,600	137,854
Sony Financial Holdings, Inc.	5	16,419
Stanley Electric Co., Ltd.	500	9,696
Sumitomo Chemical Co., Ltd.	5,000	24,441
Sumitomo Corp.	3,600	41,395
Sumitomo Electric Industries Ltd.	3,200	39,226
Sumitomo Heavy Industries Ltd.	3,000	18,066
Sumitomo Metal Industries Ltd.	13,000	39,352
Sumitomo Metal Mining Co., Ltd.	2,000	29,757
Sumitomo Mitsui Financial Group, Inc.	3,300	109,070
Sumitomo Realty & Development Co., Ltd.	2,000	38,058
Sumitomo Trust & Banking Co., Ltd.	6,000	35,170
Suzuki Motor Corp.	1,300	28,686
Taiyo Nippon Sanso Corp.	2,000	19,553
Takashimaya Co., Ltd.	2,000	16,430

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Takeda Pharmaceutical Co., Ltd.	2,400	$105,637
T&D Holdings, Inc.	850	20,120
TDK Corp.	300	19,959
Teijin Ltd.	5,000	16,793
Terumo Corp.	500	26,634
Tobu Railway Co., Ltd.	6,000	33,308
Tohoku Electric Power Co., Inc.	1,400	29,590
Tokio Marine Holdings, Inc.	3,200	90,123
Tokyo Electric Power Co., Inc.	4,800	127,945
Tokyo Electron Ltd.	500	33,159
Tokyo Gas Co., Ltd.	8,000	35,255
Tokyu Corp.	6,000	25,094
TonenGeneral Sekiyu K.K.	2,000	16,879
Toppan Printing Co., Ltd.	2,000	18,055
Toray Industries, Inc.	5,000	29,201
Toshiba Corp. (a)	11,000	56,830
Toyo Seikan Kaisha Ltd.	800	14,170
Toyota Industries Corp.	600	17,135
Toyota Motor Corp.	8,400	336,485
Toyota Tsusho Corp.	1,000	15,681
Ube Industries Ltd.	3,000	7,701
West Japan Railway Co.	6	20,665
Yahoo! Japan Corp.	56	20,396
Yamada Denki Co., Ltd.	290	21,403
Yamaguchi Financial Group, Inc.	900	9,848
Yamaha Motor Co., Ltd. (a)	1,900	28,473
Yamato Transport Co., Ltd.	1,600	22,488

		6,975,278

Jersey Channel Islands 0.1%
Experian PLC	300	2,952
Randgold Resources Ltd.	271	20,624

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Jersey Channel Islands (continued)
Shire PLC	1,700	$37,510
United Business Media Ltd.	300	2,497
WPP PLC	2,949	30,565

		94,148

Luxembourg 0.2%
ArcelorMittal	1,091	47,876
Millicom International Cellular SA	325	29,077
SES SA	1,791	45,223
Tenaris SA	3,580	77,269

		199,445

Netherlands 0.7%
Aegon NV (a)	5,860	40,128
Akzo Nobel NV	277	15,786
ASML Holding NV	1,280	45,745
European Aeronautic Defence and Space Co. NV	258	5,190
Heineken Holding NV	177	7,874
Heineken NV	987	50,724
ING Groep NV (a)	2,712	27,077
Koninklijke Ahold NV	3,422	45,618
Koninklijke DSM NV	206	9,186
Koninklijke KPN NV	6,620	104,882
Koninklijke Philips Electronics NV	2,324	74,518
Randstad Holding NV (a)	36	1,711
Reed Elsevier NV	1,259	15,301
STMicroelectronics NV	2,629	26,170
TNT NV	1,379	39,542
Unilever NV	5,554	167,996
Wolters Kluwer NV	371	8,045

		685,493

Netherlands Antilles 0.3%
Schlumberger Ltd.	4,200	266,532

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Norway 0.2%
Norsk Hydro ASA	2,600	$19,818
Orkla ASA	800	7,074
StatoilHydro ASA	2,619	60,636
Telenor ASA	3,854	52,267
Yara International ASA	600	26,046

		165,841

Panama 0.0%
Carnival Corp.	500	19,440

Portugal 0.0%
Banco Comercial Portugues SA, Class R	2,295	2,554
Brisa-Auto Estradas de Portugal SA	561	4,759
Energias de Portugal SA	1,560	6,201
Portugal Telecom SGPS SA	2,823	31,563

		45,077

Spain 1.0%
Abertis Infraestructuras SA	1,229	23,654
Acciona SA	33	3,660
Acerinox SA	358	7,047
ACS Actividades de Construccion y Servicios SA	524	24,176
Banco Bilbao Vizcaya Argentaria SA	4,821	65,961
Banco de Sabadell SA	961	5,306
Banco Popular Espanol SA	1,086	7,994
Banco Santander SA	9,573	127,229
Criteria Caixacorp SA	979	4,851
Enagas	191	4,186
Ferrovial SA	1,933	18,798
Gamesa Corp. Tecnologica SA	182	2,495
Gas Natural SDG SA	256	4,727
Iberdrola Renovables SA	689	2,862
Iberdrola SA	8,400	71,193
Indra Sistemas SA	119	2,440

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Spain (continued)
Industria de Diseno Textil SA	791	$52,142
Red Electrica Corp. SA	663	35,582
Repsol YPF SA	1,630	38,593
Telefonica SA	20,318	481,342
Zardoya Otis SA	104	1,802

		986,040

Sweden 0.6%
Alfa Laval AB	301	4,431
Assa Abloy AB, Class B	234	4,579
Atlas Copco AB, Class A	1,900	29,471
Atlas Copco AB, Class B	1,500	21,023
Electrolux AB	500	11,426
Hennes & Mauritz AB, Class B	2,031	131,948
Investor AB, Class B	2,006	38,478
Nordea Bank AB	6,645	65,570
Sandvik AB	4,300	53,746
Scania AB, Class B	300	4,745
Securitas AB, Class B	233	2,485
Skanska AB, Class B	382	6,941
SKF AB, Class B	1,800	31,983
SSAB AB, Class A	522	9,384
Svenska Cellulosa AB, Class B	500	7,049
Svenska Handelsbanken AB, Class A	209	6,125
Swedish Match AB	1,124	26,868
Telefonaktiebolaget LM Ericsson, Class B	12,864	135,577
TeliaSonera AB	1,457	10,341
Volvo AB	400	3,961
Volvo AB, Class B	4,638	46,665

		652,796

Switzerland 2.7%
ABB Ltd. (a)	11,261	245,961

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Switzerland (continued)
ACE Ltd.	600	$31,380
Actelion Ltd. (a)	298	13,557
Adecco SA	45	2,554
Baloise Holding AG	37	3,281
Compagnie Financiere Richemont SA	882	34,154
Credit Suisse Group AG	3,689	190,153
Foster Wheeler AG (a)	100	2,714
Geberit AG	36	6,443
Givaudan SA	31	27,196
Holcim Ltd.	802	59,785
Julius Baer Group Ltd.	874	31,706
Julius Baer Holding AG	400	4,913
Kuehne & Nagel International AG	243	24,590
Logitech International SA (a)	159	2,616
Lonza Group AG	66	5,383
Nestle SA	12,755	653,234
Noble Corp. (a)	400	16,728
Novartis AG	6,897	372,519
Roche Holding AG	2,305	373,819
Schindler Holding AG	44	3,872
SGS SA	2	2,758
Sonova Holding AG	185	22,985
Swatch Group AG	87	27,740
Swiss Reinsurance	1,138	56,015
Swisscom AG	20	7,299
Syngenta AG	343	95,249
Transocean Ltd. (a)	1,300	112,294
Tyco Electronics Ltd.	400	10,992
Tyco International Ltd.	100	3,825
UBS AG (a)	11,093	180,324
Weatherford International Ltd. (a)	1,200	19,032

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Switzerland (continued)
Zurich Financial Services AG	312	$79,983

		2,725,054

United Kingdom 5.4%
Admiral Group PLC	153	3,065
Amec PLC	425	5,153
Anglo American PLC (a)	4,452	194,165
Antofagasta PLC	394	6,218
Associated British Foods PLC	348	5,167
AstraZeneca PLC	1,744	77,781
Autonomy Corp. PLC (a)	283	7,829
Aviva PLC	3,650	21,341
BAE Systems PLC	13,315	75,023
Balfour Beatty PLC	376	1,667
Barclays PLC	13,262	72,511
BG Group PLC	18,768	324,819
BHP Billiton PLC	7,504	257,353
BP PLC	41,189	389,652
British American Tobacco PLC	6,908	238,119
British Land Co. PLC (REIT)	3,362	24,545
British Sky Broadcasting Group PLC	8,294	75,769
BT Group PLC	3,257	6,124
Bunzl PLC	300	3,282
Burberry Group PLC	700	7,590
Cable & Wireless Communications PLC	2,219	1,864
Cable & Wireless Worldwide PLC (a)	2,219	3,098
Cairn Energy PLC (a)	10,468	66,241
Capita Group PLC	226	2,594
Carnival PLC	198	8,128
Centrica PLC	31,034	138,409
Cobham PLC	906	3,533
Compass Group PLC	6,724	53,671
Diageo PLC	9,093	152,613

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United Kingdom (continued)
Eurasian Natural Resources Corp.	590	$10,672
F&C Asset Management PLC	183	173
Firstgroup PLC	1,073	5,846
G4S PLC	673	2,671
GlaxoSmithKline PLC	16,522	317,288
Hays PLC	1,206	1,986
Home Retail Group PLC	700	2,879
HSBC Holdings PLC	14,027	142,190
Imperial Tobacco Group PLC	3,121	95,196
Intercontinental Hotels Group PLC	600	9,396
International Power PLC	1,288	6,233
Invensys PLC	882	4,560
J Sainsbury PLC	4,331	21,531
Johnson Matthey PLC	993	26,310
Kazakhmys PLC	200	4,634
Kingfisher PLC	9,046	29,431
Land Securities Group PLC (REIT)	4,083	42,009
Legal & General Group PLC	3,583	4,787
Lloyds TSB Group PLC (a)	113,826	108,423
Logica PLC (b)	1,279	2,649
Lonmin PLC (a)	156	4,825
Man Group PLC	3,664	13,428
Marks & Spencer Group PLC	2,319	13,024
National Grid PLC	9,847	95,858
Next PLC	717	23,545
Old Mutual PLC	2,664	4,952
Pearson PLC	1,773	27,874
Prudential PLC	5,966	49,567
Reckitt Benckiser PLC	2,032	111,532
Reed Elsevier PLC	7,207	57,472
Rexam PLC	1,783	7,925

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United Kingdom (continued)
Rio Tinto PLC	4,726	$280,055
Rolls-Royce Group PLC (a)	7,714	69,709
Royal Bank of Scotland Group PLC (a)	10,518	7,023
Royal Dutch Shell PLC, Class A	7,618	220,802
Royal Dutch Shell PLC, Class B	5,773	159,047
RSA Insurance Group PLC	3,665	7,091
SABMiller PLC	2,437	71,448
Sage Group PLC	2,126	7,714
Scottish & Southern Energy PLC	3,820	63,823
Serco Group PLC	363	3,311
Severn Trent PLC	172	3,119
Smith & Nephew PLC	3,032	30,206
Smiths Group PLC	1,761	30,358
Standard Chartered PLC	10,556	287,937
Standard Life PLC	2,089	6,350
Tesco PLC	23,381	154,500
Tomkins PLC	991	3,549
Tui Travel PLC	1,867	8,542
Tullow Oil PLC	5,400	102,431
Unilever PLC	4,634	136,071
United Utilities Group PLC	569	4,827
Vedanta Resources PLC	414	17,440
Vodafone Group PLC	95,646	220,617
Whitbread PLC	300	6,710
William Morrison Supermarkets PLC	6,469	28,812
Wolseley PLC (a)	770	18,602
Xstrata PLC	6,983	132,300

		5,558,584

United States 23.5%
3M Co.	2,200	183,854
Abbott Laboratories	9,600	505,728

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Activision Blizzard, Inc.	500	$6,030
Adobe Systems, Inc. (a)	700	24,759
Advance Auto Parts, Inc.	100	4,192
Advanced Micro Devices, Inc. (a)	1,000	9,270
AES Corp. (a)	1,500	16,500
Aetna, Inc.	300	10,533
Aflac, Inc.	700	38,003
Agilent Technologies, Inc. (a)	300	10,317
Air Products & Chemicals, Inc.	200	14,790
Alcoa, Inc.	900	12,816
Allergan, Inc.	300	19,596
Allstate Corp.	1,400	45,234
Altera Corp.	400	9,724
Altria Group, Inc.	3,800	77,976
Amazon.com, Inc. (a)	100	13,573
Ameren Corp.	600	15,648
American Electric Power Co., Inc.	1,000	34,180
American Express Co.	3,100	127,906
American International Group, Inc. (a)	85	2,902
American Tower Corp., Class A (a)	700	29,827
AmerisourceBergen Corp.	200	5,784
AMETEK, Inc.	100	4,146
Amgen, Inc. (a)	3,400	203,184
Amphenol Corp., Class A	100	4,219
Anadarko Petroleum Corp.	1,000	72,830
Analog Devices, Inc.	500	14,410
Annaly Capital Management, Inc. (REIT)	700	12,026
AOL, Inc. (a)	375	9,480
Aon Corp.	700	29,897
Apache Corp.	500	50,750
Apollo Group, Inc., Class A (a)	100	6,129
Apple, Inc. (a)	1,900	446,367

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Applied Materials, Inc.	1,800	$24,264
Archer-Daniels-Midland Co.	1,000	28,900
Assurant, Inc.	100	3,438
AT&T, Inc.	11,400	294,576
Automatic Data Processing, Inc.	6,100	271,267
Avery Dennison Corp.	100	3,641
Aviat Networks, Inc. (a)	24	159
Avon Products, Inc.	500	16,935
Bank of America Corp.	19,200	342,720
Bank of New York Mellon Corp.	3,100	95,728
Baxter International, Inc.	2,800	162,960
BB&T Corp.	900	29,151
Becton Dickinson & Co.	1,300	102,349
Bed Bath & Beyond, Inc. (a)	400	17,504
Berkshire Hathaway, Inc., Class B (a)	1,217	98,906
Best Buy Co., Inc.	900	38,286
Biogen Idec, Inc. (a)	300	17,208
BMC Software, Inc. (a)	200	7,600
Boeing Co.	3,200	232,352
Boston Properties, Inc. (REIT)	200	15,088
Boston Scientific Corp. (a)	2,000	14,440
Bristol-Myers Squibb Co.	11,500	307,050
Broadcom Corp., Class A	500	16,590
CA, Inc.	700	16,429
Cablevision Systems Corp., Class A	200	4,828
Campbell Soup Co.	6,900	243,915
Capital One Financial Corp.	1,000	41,410
Cardinal Health, Inc.	300	10,809
CareFusion Corp. (a)	150	3,964
Caterpillar, Inc.	900	56,565
CBS Corp., Class B	500	6,970

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Celgene Corp. (a)	500	$30,980
CenterPoint Energy, Inc.	14,600	209,656
CenturyTel, Inc.	700	24,822
C.H. Robinson Worldwide, Inc.	100	5,585
Charles Schwab Corp.	12,200	228,018
Chesapeake Energy Corp.	1,200	28,368
Chevron Corp.	7,100	538,393
Chubb Corp.	5,800	300,730
CIGNA Corp.	200	7,316
Cincinnati Financial Corp.	100	2,890
Cintas Corp.	100	2,809
Cisco Systems, Inc. (a)	12,000	312,360
Citigroup, Inc. (a)	14,500	58,725
Citrix Systems, Inc. (a)	200	9,494
Clorox Co.	100	6,414
Coach, Inc.	400	15,808
Coca-Cola Co.	5,400	297,000
Coca-Cola Enterprises, Inc.	200	5,532
Cognizant Technology Solutions Corp., Class A (a)	200	10,196
Colgate-Palmolive Co.	1,000	85,260
Comcast Corp., Class A	5,000	94,100
Comcast Corp., Class Special A	1,200	21,564
Computer Sciences Corp. (a)	100	5,449
ConAgra Foods, Inc.	400	10,028
ConocoPhillips	7,600	388,892
Consolidated Edison, Inc.	600	26,724
Corning, Inc.	1,500	30,315
Costco Wholesale Corp.	600	35,826
C.R. Bard, Inc.	100	8,662
CSX Corp.	1,000	50,900
CVS Caremark Corp.	3,400	124,304

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Danaher Corp.	200	$15,982
Darden Restaurants, Inc.	200	8,908
DaVita, Inc. (a)	100	6,340
Deere & Co.	200	11,892
Dell, Inc. (a)	1,800	27,018
DENTSPLY International, Inc.	100	3,485
Devon Energy Corp.	600	38,658
DIRECTV, Class A (a)	1,300	43,953
Discover Financial Services	300	4,470
Dollar Tree, Inc. (a)	100	5,922
Dominion Resources, Inc.	1,200	49,332
Dover Corp.	100	4,675
Dow Chemical Co.	1,100	32,527
Dr. Pepper Snapple Group, Inc.	200	7,034
Du Pont (E.I.) de Nemours & Co.	7,500	279,300
Duke Energy Corp.	2,500	40,800
eBay, Inc. (a)	1,500	40,425
Ecolab, Inc.	200	8,790
Edison International	600	20,502
Electronic Arts, Inc. (a)	200	3,732
Eli Lilly & Co.	1,300	47,086
EMC Corp. (a)	2,100	37,884
Emerson Electric Co.	1,100	55,374
Entergy Corp.	300	24,405
EOG Resources, Inc.	400	37,176
Equifax, Inc.	100	3,580
Equity Residential (REIT)	500	19,575
Estee Lauder Cos., Inc., Class A	100	6,487
Exelon Corp.	1,200	52,572
Expeditors International of Washington, Inc.	100	3,692
Express Scripts, Inc. (a)	100	10,176

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Exxon Mobil Corp.	7,100	$475,558
Family Dollar Stores, Inc.	100	3,661
Fastenal Co.	100	4,799
FedEx Corp.	700	65,380
FirstEnergy Corp.	600	23,454
Fiserv, Inc. (a)	100	5,076
FLIR Systems, Inc. (a)	100	2,820
Fluor Corp.	100	4,651
Ford Motor Co. (a)	3,700	46,509
Forest Laboratories, Inc. (a)	400	12,544
Fortune Brands, Inc.	300	14,553
FPL Group, Inc.	1,000	48,330
Franklin Resources, Inc.	100	11,090
Freeport-McMoRan Copper & Gold, Inc.	400	33,416
GameStop Corp., Class A (a)	100	2,191
Gap, Inc.	500	11,555
General Dynamics Corp.	1,100	84,920
General Electric Co.	38,100	693,420
General Mills, Inc.	100	7,079
Genuine Parts Co.	5,500	232,320
Genzyme Corp. (a)	400	20,732
Gilead Sciences, Inc. (a)	1,300	59,124
Goldman Sachs Group, Inc.	1,200	204,756
Google, Inc., Class A (a)	100	56,701
Halliburton Co.	1,500	45,195
Harley-Davidson, Inc.	600	16,842
Harris Corp.	100	4,749
Harsco Corp.	100	3,194
Hartford Financial Services Group, Inc.	200	5,684
Hasbro, Inc.	300	11,484
HCP, Inc. (REIT)	500	16,500

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Health Care, Inc. (REIT)	4,900	$221,627
Henry Schein, Inc. (a)	100	5,890
Hershey Co.	100	4,281
Hess Corp.	400	25,020
Hewlett-Packard Co.	5,400	287,010
HJ Heinz Co.	400	18,244
Hologic, Inc. (a)	200	3,708
Home Depot, Inc.	5,000	161,750
Honeywell International, Inc.	900	40,743
Hospira, Inc. (a)	100	5,665
H&R Block, Inc.	200	3,560
Humana, Inc. (a)	100	4,677
IBM Corp.	4,500	577,125
Illinois Tool Works, Inc.	400	18,944
Illumina, Inc. (a)	100	3,890
Integrys Energy Group, Inc.	4,400	208,472
Intel Corp.	17,300	385,098
International Game Technology	300	5,535
International Paper Co.	400	9,844
Intuit, Inc. (a)	300	10,302
Iron Mountain, Inc.	100	2,740
Jacobs Engineering Group, Inc. (a)	100	4,519
J.B. Hunt Transport Services, Inc.	100	3,588
JM Smucker Co.	100	6,026
Johnson & Johnson	12,800	834,560
Johnson Controls, Inc.	1,200	39,588
Joy Global, Inc.	200	11,320
JPMorgan Chase & Co.	16,900	756,275
Juniper Networks, Inc. (a)	400	12,272
Kellogg Co.	200	10,686
KeyCorp	2,600	20,150

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Kimberly-Clark Corp.	800	$50,304
Kimco Realty Corp. (REIT)	200	3,128
KLA-Tencor Corp.	400	12,368
Kohl’s Corp. (a)	400	21,912
Kraft Foods, Inc., Class A	2,400	72,576
Kroger Co.	800	17,328
Laboratory Corp. of America Holdings (a)	100	7,571
Lam Research Corp. (a)	300	11,196
Lexmark International, Inc., Class A (a)	100	3,608
Liberty Media-Starz (a)	50	2,734
Life Technologies Corp. (a)	100	5,227
Lincoln National Corp.	200	6,140
Linear Technology Corp.	400	11,312
Lockheed Martin Corp.	200	16,644
Loews Corp.	500	18,640
Lorillard, Inc.	100	7,524
Lowe’s Cos., Inc.	4,000	96,960
Macy’s, Inc.	400	8,708
Madison Square Garden, Inc., Class A (a)	50	1,086
Marathon Oil Corp.	8,600	272,104
Marriott International, Inc., Class A	301	9,488
Marsh & McLennan Cos., Inc.	900	21,978
MasterCard, Inc., Class A	100	25,400
Mattel, Inc.	700	15,918
Maxim Integrated Products, Inc.	500	9,695
McAfee, Inc. (a)	100	4,013
McCormick & Co., Inc.	100	3,836
McDonald’s Corp.	5,000	333,600
McGraw-Hill Cos., Inc.	200	7,130
McKesson Corp.	300	19,716
Medco Health Solutions, Inc. (a)	900	58,104

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Medtronic, Inc.	4,700	$211,641
Merck & Co., Inc.	7,564	282,515
MetLife, Inc.	1,800	78,012
Microchip Technology, Inc.	300	8,448
Micron Technology, Inc. (a)	1,400	14,546
Microsoft Corp.	28,200	825,414
Molson Coors Brewing Co., Class B	100	4,206
Monsanto Co.	500	35,710
Moody’s Corp.	100	2,975
Mosaic Co.	200	12,154
Motorola, Inc. (a)	2,200	15,444
Murphy Oil Corp.	300	16,857
NASDAQ OMX Group, Inc. (a)	100	2,112
National-Oilwell Varco, Inc.	2,200	89,276
NetApp, Inc. (a)	300	9,768
Newmont Mining Corp.	400	20,372
News Corp., Class A	3,800	54,758
News Corp., Class B	400	6,804
NIKE, Inc., Class B	700	51,450
Noble Energy, Inc.	300	21,900
Norfolk Southern Corp.	600	33,534
Northern Trust Corp.	400	22,104
Northrop Grumman Corp.	4,000	262,280
Nucor Corp.	300	13,614
NVIDIA Corp. (a)	900	15,642
NYSE Euronext	100	2,961
Occidental Petroleum Corp.	1,600	135,264
Omnicom Group, Inc.	200	7,762
Oracle Corp.	10,700	274,883
PACCAR, Inc.	100	4,334
Pall Corp.	100	4,049

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Paychex, Inc.	300	$9,210
Pentair, Inc.	100	3,562
PepsiCo, Inc.	3,700	244,792
Pfizer, Inc.	23,161	397,211
PG&E Corp.	600	25,452
Pharmaceutical Product Development, Inc.	100	2,375
Philip Morris International, Inc.	5,400	281,664
Pitney Bowes, Inc.	100	2,445
Plum Creek Timber Co., Inc. (REIT)	5,600	217,896
PNC Financial Services Group, Inc.	900	53,730
PPL Corp.	600	16,626
Praxair, Inc.	300	24,900
Principal Financial Group, Inc.	200	5,842
Procter & Gamble Co.	5,700	360,639
Progress Energy, Inc.	600	23,616
Progressive Corp.	400	7,636
ProLogis (REIT)	200	2,640
Prudential Financial, Inc.	700	42,350
Public Service Enterprise Group, Inc.	1,000	29,520
Public Storage (REIT)	200	18,398
QUALCOMM, Inc.	2,800	117,572
Quest Diagnostics, Inc.	100	5,829
Raytheon Co.	4,200	239,904
Republic Services, Inc.	200	5,804
Reynolds American, Inc.	100	5,398
Ross Stores, Inc.	100	5,347
Safeway, Inc.	500	12,430
Saint Jude Medical, Inc. (a)	400	16,420
Salesforce.com, Inc. (a)	100	7,445
Sara Lee Corp.	400	5,572
Scripps Networks Interactive, Inc., Class A	100	4,435

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Sempra Energy	600	$29,940
Sherwin-Williams Co.	100	6,768
Simon Property Group, Inc. (REIT)	409	34,315
SLM Corp. (a)	300	3,756
Southern Co.	1,500	49,740
Southwestern Energy Co. (a)	500	20,360
Spectra Energy Corp.	1,200	27,036
Sprint Nextel Corp. (a)	5,900	22,420
Staples, Inc.	500	11,695
Starbucks Corp.	700	16,989
State Street Corp.	700	31,598
Stericycle, Inc. (a)	100	5,450
Stryker Corp.	300	17,166
Symantec Corp. (a)	800	13,536
Synthes, Inc.	206	25,711
Sysco Corp.	600	17,700
T. Rowe Price Group, Inc.	300	16,479
Target Corp.	1,800	94,680
TD Ameritrade Holding Corp. (a)	200	3,812
Texas Instruments, Inc.	1,500	36,705
Textron, Inc.	200	4,246
Thermo Fisher Scientific, Inc. (a)	700	36,008
Tiffany & Co.	100	4,749
Time Warner Cable, Inc.	409	21,804
Time Warner, Inc.	3,033	94,842
TJX Cos., Inc.	400	17,008
Torchmark Corp.	100	5,351
Travelers Cos., Inc.	1,400	75,516
Union Pacific Corp.	1,000	73,300
United Parcel Service, Inc., Class B	1,200	77,292
United Technologies Corp.	3,200	235,552

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
UnitedHealth Group, Inc.	4,700	$153,549
Unum Group	200	4,954
U.S. Bancorp	4,300	111,284
Varian Medical Systems, Inc. (a)	100	5,533
Ventas, Inc. (REIT)	100	4,748
Verizon Communications, Inc.	13,700	424,974
Vertex Pharmaceuticals, Inc. (a)	100	4,087
VF Corp.	200	16,030
Viacom, Inc., Class B (a)	900	30,942
Visa, Inc., Class A	1,250	113,788
Vornado Realty Trust (REIT)	203	15,367
Walgreen Co.	1,900	70,471
Wal-Mart Stores, Inc.	5,500	305,800
Walt Disney Co.	4,600	160,586
Waste Management, Inc.	7,300	251,339
Waters Corp. (a)	100	6,754
WellPoint, Inc. (a)	800	51,504
Wells Fargo & Co.	11,200	348,544
Western Union Co.	800	13,568
Weyerhaeuser Co.	200	9,054
Williams Cos., Inc.	1,100	25,410
WR Berkley Corp.	100	2,609
Xcel Energy, Inc.	1,000	21,200
Xerox Corp.	1,887	18,398
Xilinx, Inc.	400	10,200
XTO Energy, Inc.	1,000	47,180
Yahoo!, Inc. (a)	1,600	26,448
Yum! Brands, Inc.	6,200	237,646
Zimmer Holdings, Inc. (a)	100	5,920

		23,981,658

Total Common Stocks 47.0%		47,991,662

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Underlying Funds 11.5%
Affiliated Funds (c) 10.5%
Morgan Stanley Institutional Fund, Inc. — International Growth Equity Portfolio, Class I	100,865	$933,001
Morgan Stanley Institutional Fund Trust — Core Plus Fixed Income Portfolio	668,931	6,374,910
Van Kampen High Yield Fund, Class I	127,385	1,205,066
Van Kampen International Growth Fund, Class I	136,560	2,213,641

		10,726,618

Unaffiliated Funds 1.0%
SPDR Barclays Capital High Yield Bond ETF	26,250	1,044,487

Total Underlying Funds 11.5%		11,771,105

Preferred Stocks 0.1%
Germany 0.1%
Fresenius SE	413	31,182
Henkel AG & Co. KGaA	658	35,424
Porsche Automobil Holding SE	104	6,347
Volkswagen AG	80	7,337

Total Preferred Stocks 0.1%		80,290

Foreign Government Obligations 1.8%
Germany 1.8%
Bundesrepublik Deutschland ($1,300,000 par, 3.50% coupon, maturing 07/04/19)		1,819,683

United States Government Agency Obligations 0.2%
Federal Home Loan Mortgage Corp. ($100,000 par, 5.500% coupon, maturing 08/20/12)		109,600
Federal National Mortgage Association ($77,000 par, 4.875% coupon, maturing 05/18/12)		82,846

Total United States Government Agency Obligations 0.2%		192,446

Total Long-Term Investments 60.6% (Cost $55,878,022)		61,855,186

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Description	Value

Repurchase Agreements 48.4%
Banc of America Securities ($8,514,740 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $8,514,743)	$8,514,740
JPMorgan Chase & Co. ($40,805,464 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $40,805,476)	40,805,464
State Street Bank & Trust Co. ($1,796 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 03/31/10, to be sold on 04/01/10 at $1,796)	1,796

Total Repurchase Agreements 48.4% (Cost $49,322,000)	49,322,000

Total Investments 109.0% (Cost $105,200,022)	111,177,186

Foreign Currency 0.8% (Cost $770,830)	771,024

Liabilities in Excess of Other Assets (9.8%)	(9,943,279)

Net Assets 100.0%	$102,004,931

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)	These funds are advised by an affiliate which earns a management fee as adviser to the Portfolio.
REIT — Real Estate Investment Trust

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued
Forward foreign currency contracts outstanding as of March 31, 2010:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Long Contracts:
Australian Dollar
292,346 expiring 04/15/10	US $	$268,009	$1,624
2,656,888 expiring 04/15/10	US $	2,435,713	12,790
264,956 expiring 04/15/10	US $	242,899	1,109

			15,523

Canadian Dollar
378,683 expiring 04/15/10	US $	372,846	(237)
3,900,667 expiring 04/15/10	US $	3,840,546	(546)
1,263,806 expiring 04/15/10	US $	1,244,327	5,059

			4,276

Euro
4,602,191 expiring 04/15/10	US $	6,216,008	(109,889)
710,909 expiring 04/15/10	US $	960,198	(17,757)
2,704,852 expiring 04/15/10	US $	3,653,342	(68,642)

			(196,288)

Hong Kong Dollar
2,264,462 expiring 04/15/10	US $	291,670	(198)

Indian Rupee
50,269 expiring 04/15/10	US $	1,119	15

Japanese Yen
185,637,647 expiring 04/15/10	US $	1,985,748	(78,819)
640,818,901 expiring 04/15/10	US $	6,854,779	(232,985)
112,571,383 expiring 04/15/10	US $	1,204,165	(39,718)
48,440,711 expiring 04/15/10	US $	518,166	(17,505)

			(369,027)

Mexican Peso
49,157 expiring 04/15/10	US $	3,972	57

Norwegian Krone
262,467 expiring 04/15/10	US $	44,147	(803)

Poland Zloty
3,545 expiring 04/15/10	US $	1,240	(16)

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Long Contracts: (continued)
Pound Sterling
94,601 expiring 04/15/10	US $	$143,550	$1,952
1,840,561 expiring 04/15/10	US $	2,792,895	37,980

			39,932

Republic of Korea Won
2,436,731,143 expiring 04/15/10	US $	2,152,807	11,473

Singapore Dollar
181,908 expiring 04/15/10	US $	130,025	(393)

Swedish Krona
2,450,288 expiring 04/15/10	US $	339,353	(6,235)

Total Long Contracts			$(501,684)

Short Contracts:
Australian Dollar
1,245,912 expiring 04/15/10	US $	1,142,195	(1,737)

Brazil Real
195,668 expiring 04/15/10	US $	109,800	477

Norwegian Krone
213,792 expiring 04/15/10	US $	35,959	626

Republic of Korea Won
2,436,731,143 expiring 04/15/10	US $	2,152,807	(18,132)

Swiss Franc
130,902 expiring 04/15/10	US $	124,158	(165)

Total Short Contracts			$(18,931)

Total Forward Foreign Currency Contracts			$(520,615)

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued
Futures contracts outstanding as of March 31, 2010:

		Unrealized
	Number of	Appreciation/
	Contracts	Depreciation
Long Contracts:
10-Year Government of Canada Bond Futures, June 2010 (Current Notional Value of $115,805 per contract)	5	$(2,513)
ASX SPI 200 Index Futures, June 2010 (Current Notional Value of $111,955 per contract)	25	12,766
Australian Treasury Bond 10-Year Futures, June 2010 (Current Notional Value of $93,268 per contract)	2	(2,883)
CAC 40 Index Futures, April 2010 (Current Notional Value of $53,738 per contract)	27	4,567
DAX Index Futures, June 2010 (Current Notional Value of $207,752 per contract)	4	26,723
FTSE 100 Index Futures, June 2010 (Current Notional Value of $85,106 per contract)	14	5,216
German Euro Bond Futures, June 2010 (Current Notional Value of $166,905 per contract)	35	33,029
Hang Seng China Ent Index Futures, April 2010 (Current Notional Value of $136,708 per contract)	6	12,143
IBEX 35 Index Futures, April 2010 (Current Notional Value of $146,696 per contract)	1	(1,433)
JGB Mini 10-Year Futures, June 2010 (Current Notional Value of $147,785 per contract)	67	(78,157)
S&P 500 E-Mini Index Futures, June 2010 (Current Notional Value of $58,260 per contract)	114	77,220
S&P Midcap 400 E-Mini Index Futures, June 2010 (Current Notional Value of $78,810 per contract)	69	74,605
S&P/TSE 60 Index Futures, June 2010 (Current Notional Value of $138,682 per contract)	26	9,543
SGX MSCI Singapore Index Futures, April 2010 (Current Notional Value of $48,639 per contract)	9	(3,375)
Topix Index Futues, June 2010 (Current Notional Value of $104,613 per contract)	4	26,113
U.S. Treasury Notes 10-Year Futures, June 2010 (Current Notional Value of $116,250 per contract)	19	(7,570)

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

		Unrealized
	Number of	Appreciation/
	Contracts	Depreciation
Long Contracts: (continued)
UK Long Gilt Bond Futures, June 2010 (Current Notional Value of $174,064 per contract)	12	45,516

Total Long Contracts:	439	$231,510

Short Contracts:
Russell 2000 E-mini Index Futures, June 2010 (Current Notional Value of $67,710 per contract)	18	(9,450)

Total Futures Contracts	457	$222,060

Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtain by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Fixed income investments are valued by an independent pricing service using the mean of the last reported bid and asked prices. Future contracts are valued at the settlement price each day on the exchange on which they are traded. Forward foreign currency contracts are valued using quoted foreign exchange rates. The Portfolio also holds investments in underlying funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued
absence of a principal market the most advantageous market for the investment or liability. ACS 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	–	Prices are based on quoted prices in active markets for identical investments

Level 2	–	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3	–	Prices are based on significant unobservable inputs including the Portfolio’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant		Percent of
		Other Significant	Unobservable		Net
Investments	Quotes Prices	Oberservable Inputs	Inputs	Total	Assets
Investments in an Asset Position
Common and Preferred Stocks
Pharmaceuticals	$4,119,219	$—	$—	$4,119,219	4.0%
Integrated Oil & Gas	3,455,296	—	—	3,455,296	3.4
Diversified Banks	2,333,276	—	—	2,333,276	2.3
Integrated Telecommunication Services	1,621,381	—	—	1,621,381	1.6
Packaged Foods & Meats	1,476,783	—	—	1,476,783	1.5
Computer Hardware	1,433,627	—	—	1,433,627	1.4
Aerospace & Defense	1,278,840	—	—	1,278,840	1.3
Other Diversified Financial Services	1,216,502	—	—	1,216,502	1.2
Industrial Conglomerates	1,144,501	—	—	1,144,501	1.1
Systems Software	1,141,875	—	—	1,141,875	1.1
Electric Utilities	1,134,650	—	—	1,134,650	1.1
Multi-Utilities	1,104,457	—	—	1,104,457	1.1
Automobile Manufacturers	1,006,497	—	—	1,006,497	1.0
Diversified Metals & Mining	980,397	—	—	980,397	1.0
Tobacco	810,913	—	—	810,913	0.8
Property & Casualty Insurance	786,115	—	—	786,115	0.8
Health Care Equipment	765,220	—	—	765,220	0.8
Communications Equipment	762,998	—	—	762,998	0.8
Household Products	706,722	—	—	706,722	0.7
Restaurants	689,085	—	—	689,085	0.7
Diversified Chemicals	633,900	—	—	633,900	0.6
Semiconductors	625,651	—	—	625,651	0.6
Oil & Gas Equipment & Services	593,147	—	—	593,147	0.6
Soft Drinks	554,358	—	—	554,358	0.5
Investment Banking & Brokerage	543,064	—	—	543,064	0.5
Multi-Line Insurance	535,832	—	—	535,832	0.5
Oil & Gas Exploration & Production	527,725	—	—	527,725	0.5
Wireless Telecommunication Services	490,311	—	—	490,311	0.5

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Level 1	Level 2	Level 3
			Significant		Percent of
		Other Significant	Unobservable		Net
Investments	Quotes Prices	Oberservable Inputs	Inputs	Total	Assets
Industrial Machinery	$463,407	$—	$—	$463,407	0.5%
Specialized REIT’s	457,921	—	—	457,921	0.5
Data Processing & Outsourced Services	446,497	—	—	446,497	0.4
Railroads	446,449	—	—	446,449	0.4
Hypermarkets & Super Centers	444,257	—	—	444,257	0.4
Heavy Electrical Equipment	431,843	—	—	431,843	0.4
Movies & Entertainment	429,656	—	—	429,656	0.4
Trading Companies & Distributors	428,364	—	—	428,364	0.4
Diversified Capital Markets	426,861	—	—	426,861	0.4
Food Retail	370,460	—	—	370,460	0.4
Regional Banks	363,883	—	—	363,883	0.4
Electronic Equipment Manufacturers	355,088	—	—	355,088	0.4
Biotechnology	352,763	—	—	352,763	0.4
Consumer Electronics	349,756	—	—	349,756	0.3
Life & Health Insurance	330,909	—	—	330,909	0.3
Environmental & Facilities Services	308,090	—	—	308,090	0.3
Brewers	298,939	—	—	298,939	0.3
Home Improvement Retail	294,909	—	—	294,909	0.3
Steel	288,433	—	—	288,433	0.3
Construction & Farm Machinery & Heavy Trucks	263,380	—	—	263,380	0.3
Apparel Retail	252,762	—	—	252,762	0.3
Industrial Gases	249,430	—	—	249,430	0.2
Office Electronics	248,941	—	—	248,941	0.2
Distributors	232,320	—	—	232,320	0.2
Managed Health Care	227,579	—	—	227,579	0.2
Air Freight & Logistics	226,782	—	—	226,782	0.2
Apparel, Accessories & Luxury Goods	221,547	—	—	221,547	0.2
Electrical Components & Equipment	219,187	—	—	219,187	0.2
Asset Management & Custody Banks	215,549	—	—	215,549	0.2
Real Estate Management & Development	212,818	—	—	212,818	0.2
Fertilizers & Agricultural Chemicals	207,755	—	—	207,755	0.2
Consumer Finance	206,804	—	—	206,804	0.2
Drug Retail	194,775	—	—	194,775	0.2
Specialty Chemicals	193,721	—	—	193,721	0.2
Distillers & Vintners	193,712	—	—	193,712	0.2
Broadcasting & Cable TV	190,111	—	—	190,111	0.2
Personal Products	168,457	—	—	168,457	0.2
Construction & Engineering	167,967	—	—	167,967	0.2
Oil & Gas Drilling	166,308	—	—	166,308	0.2
Construction Materials	154,675	—	—	154,675	0.2
Internet Software & Services	153,450	—	—	153,450	0.2

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Level 1	Level 2	Level 3
			Significant		Percent of
		Other Significant	Unobservable		Net
Investments	Quotes Prices	Oberservable Inputs	Inputs	Total	Assets
Common and Preferred Stocks (continued)
Application Software	$151,653	$—	$—	$151,653	0.2%
Semiconductor Equipment	139,236	—	—	139,236	0.1
Marine	137,289	—	—	137,289	0.1
Broadcasting — Diversified	135,278	—	—	135,278	0.1
Building Products	133,855	—	—	133,855	0.1
Auto Parts & Equipment	132,052	—	—	132,052	0.1
Publishing	131,354	—	—	131,354	0.1
Diversified REIT’s	131,081	—	—	131,081	0.1
Reinsurance	129,027	—	—	129,027	0.1
Health Care Services	125,490	—	—	125,490	0.1
Department Stores	111,020	—	—	111,020	0.1
Home Entertainment Software	110,201	—	—	110,201	0.1
General Merchandise Stores	104,263	—	—	104,263	0.1
Photographic Products	100,370	—	—	100,370	0.1
Commodity Chemicals	98,117	—	—	98,117	0.1
Homebuilding	87,357	—	—	87,357	0.1
IT Consulting & Other Services	84,513	—	—	84,513	0.1
Hotels, Resorts & Cruise Lines	74,077	—	—	74,077	0.1
Gas Utilities	69,210	—	—	69,210	0.1
Tires & Rubber	67,881	—	—	67,881	0.1
Advertising	63,552	—	—	63,552	0.1
Computer & Electronics Retail	61,880	—	—	61,880	0.1
Oil & Gas Refining & Marketing	56,092	—	—	56,092	0.1
Insurance Brokers	55,004	—	—	55,004	0.1
Specialized Finance	54,598	—	—	54,598	0.1
Computer Storage & Peripherals	53,876	—	—	53,876	0.1
Oil & Gas Storage & Transportation	52,446	—	—	52,446	0.1
Highways & Railtracks	52,392	—	—	52,392	0.1
Paper Products	51,606	—	—	51,606	0.1
Footwear	51,450	—	—	51,450	0.1	*
Multi-Sector Holdings	50,574	—	—	50,574	0.1	*
Office	49,359	—	—	49,359	0.1	*
Leisure Products	46,983	—	—	46,983	0.0	*
Health Care Distributors	46,163	—	—	46,163	0.0	*
Motorcycle Manufacturers	45,315	—	—	45,315	0.0	*
Commercial Printing	45,074	—	—	45,074	0.0	*
Diversified Commercial & Professional Services	43,503	—	—	43,503	0.0	*
Independent Power Producers & Energy Traders	42,067	—	—	42,067	0.0	*
Life Sciences Tools & Services	41,235	—	—	41,235	0.0	*
Gold	40,996	—	—	40,996	0.0	*
Retail REIT’s	37,443	—	—	37,443	0.0	*
Health Care Supplies	35,791	—	—	35,791	0.0	*
Agricultural Products	35,063	—	—	35,063	0.0	*
Internet Retail	33,096	—	—	33,096	0.0	*
Trucking	29,482	—	—	29,482	0.0	*
Home Furnishing Retail	28,896	—	—	28,896	0.0	*
Household Appliances	27,898	—	—	27,898	0.0	*
Metal & Glass Containers	22,095	—	—	22,095	0.0	*
Healthcare	21,248	—	—	21,248	0.0	*
Residential REIT’s	19,575	—	—	19,575	0.0	*
Education Services	19,125	—	—	19,125	0.0	*
Food Distributors	17,700	—	—	17,700	0.0	*
Specialty Stores	16,444	—	—	16,444	0.0	*
Housewares & Specialties	14,553	—	—	14,553	0.0	*
Leisure Facilities	13,948	—	—	13,948	0.0	*
Aluminum	12,816	—	—	12,816	0.0	*
Mortgage REIT’s	12,026	—	—	12,026	0.0	*
Casinos & Gaming	11,662	—	—	11,662	0.0	*
Electronic Manufacturing Services	10,992	—	—	10,992	0.0	*
Forest Products	9,054	—	—	9,054	0.0	*
Human Resource & Employment Services	8,845	—	—	8,845	0.0	*
Cable & Satellite	7,386	—	—	7,386	0.0	*
Office Services & Supplies	6,086	—	—	6,086	0.0	*
Airlines	5,374	—	—	5,374	0.0	*
Precious Metals & Minerals	4,825	—	—	4,825	0.0	*
Automotive Retail	4,192	—	—	4,192	0.0	*
Specialized Consumer Services	3,560	—	—	3,560	0.0	*
Research & Consulting Services	3,344	—	—	3,344	0.0	*
Water Utilities	3,119	—	—	3,119	0.0	*
Catalog Retail	2,879	—	—	2,879	0.0	*
Industrial REIT’s	2,640	—	—	2,640	0.0	*
Utility	2,585	—	—	2,585	0.0	*
Alternative Carriers	1,864	—	—	1,864	0.0	*
Total Common and Preferred Stocks	48,071,952	—	—	48,071,952	47.1
Underlying Funds	11,771,105	—	—	11,771,105	11.5
Foreign Government Obligations	—	1,819,683	—	1,819,683	1.8
United States Government Agency Obligations	—	192,446	—	192,446	0.2
Repurchase Agreements	—	49,322,000	—	49,322,000	48.4
Forward Foreign Currency Contracts	—	73,162	—	73,162	0.1
Futures	327,441	—	—	327,441	0.3

Total Investments in an Asset Position	$108,242,450	$51,407,291	$—	$159,649,741	109.4%

Investments in a Liability Position
Forward Foreign Currency Contracts	$—	$(593,777)	$—	$(593,777)
Futures	(105,381)	—	—	(105,381)

Total Investments in a Liability Position	$(105,381)	$(593,777)	$—	$(699,158)

*	Amount Is less than 0.1%
Transfers between investment levels may occur as the markets fluctuate and/or as the availability of data used in an investment’s valuation changes. The Portfolio recognizes the transfer of investments into or out of a valuation level at month end. Securities with a value of $21,930,022 transferred out of Level 2 investments and into Level 1 investments during the three month period ended March 31, 2010. These investments were classified as Level 2 investments as result of developments in foreign markets that were expected to materially affect the value of the investments.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Life Investment Trust

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer

Date: May 17, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer

Date: May 17, 2010

By:	/s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer

Date: May 17, 2010